UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. ___                    [   ]
Post-Effective Amendment No.                          [   ]
(Check appropriate box or boxes)

DELAWARE GROUP ADVISER FUNDS
(Exact Name of Registrant as Specified in Charter)

(800) 523-1918
(Registrant's Area Code and Telephone Number)

2005 Market Street, Philadelphia, PA 19103-7094
(Address of Principal Executive Offices) (Number, Street, City, State, Zip Code)

David F. Connor, Esq., 2005 Market Street, Philadelphia, PA 19103-7094
(Name and Address of Agent for Service of Process) (Number, Street, City, State, Zip Code)

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of securities being registered: Class A, Class C, Class R and Institutional Class shares of beneficial interest, without par value, of Delaware Global Real Estate Opportunities Fund. No filing fee is due because Registrant is relying on section 24(f) of the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective on September 9, 2012, pursuant to Rule 488 under the Securities Act of 1933, as amended.

--- C O N T E N T S ---

This Registration Statement includes the following:

1.     Facing Page

2.     Contents Page

3.     Part A - Information Statement/Prospectus

4.     Part B - Statement of Additional Information

5.     Part C - Other Information

6.     Signatures

7.     Exhibits

Delaware Investments®

A member of Macquarie Group [LOGO]

DELAWARE GLOBAL REAL ESTATE SECURITIES FUND

(a series of Delaware Group Equity Funds IV)

Dear Shareholder:

The enclosed Information Statement/Prospectus describes an upcoming transaction relating to the reorganization of the Delaware Global Real Estate Securities Fund (the “Target Fund”), which is a series of Delaware Group Equity Funds IV, with and into the Delaware Global Real Estate Opportunities Fund (the “Acquiring Fund,” and together with the Target Fund, the “Funds”), which is a series of Delaware Group Adviser Funds.  Shareholders of the Target Fund will receive shares of the Acquiring Fund in a transaction that is intended to be a tax-free transaction under the Internal Revenue Code of 1986, as amended.  You do not need to take any action to approve this transaction. The reorganization does not require shareholder approval, and you are not being asked to vote.

On or about [September 28], 2012, the Target Fund will transfer its assets to the Acquiring Fund.  On that date, holders of the Target Fund will receive shares of the same class of the Acquiring Fund equal in aggregate net asset value to their shares of the Target Fund.  We have enclosed an Information Statement/Prospectus that describes the reorganization in greater detail and contains important information about the Acquiring Fund.

The reorganization has been carefully reviewed by each Fund’s Boards of Trustees (the “Trustees”).  The Trustees, most of whom are not affiliated with Delaware Investments®, are responsible for protecting your interests as a shareholder.  The Trustees believe the reorganization is in the best interests of the Funds.

We appreciate you placing your trust in Delaware Investments and we look forward to helping you achieve your financial goals.  If you have any questions, please feel free to call Delaware Investments at (800) 523-1918.

Sincerely,

Patrick P. Coyne

Chairman, President, and Chief Executive Officer

IMPORTANT INFORMATION TO HELP YOU UNDERSTAND THE REORGANIZATION

Below is a brief overview of the reorganization.  Please read the full text of the Information Statement/Prospectus, which you should retain for future reference.  We appreciate you placing your trust in Delaware Investments and we look forward to helping you achieve your financial goals.

What reorganization has the Board of Trustees approved?

The Board of Trustees of Delaware Group Equity Funds IV has approved an Agreement and Plan of Reorganization (the “Plan”) between Delaware Group Equity Funds IV, on behalf of Delaware Global Real Estate Securities Fund (the “Target Fund”), and Delaware Group Adviser Funds, on behalf of Delaware Global Real Estate Opportunities Fund (the “Acquiring Fund,” and together with the Target Fund, the “Funds”) that will have the effect of reorganizing the Target Fund with and into the Acquiring Fund (the “Reorganization”).  Holders of shares of the Target Fund will receive shares of the same class of the Acquiring Fund.

The Reorganization will be the second step in a two-step transaction that is intended to increase efficiencies across Delaware Investments’ fund offerings by combining two substantially similar global real estate securities funds.  The first step of the transaction will be the reorganization of The Global Real Estate Securities Portfolio, a series of Delaware Pooled® Trust, into the Acquiring Fund.

The Board of Trustees of Delaware Pooled® Trust and the Board of Trustees of Delaware Group Adviser Funds have separately approved the reorganization of The Global Real Estate Securities Portfolio into the Acquiring Fund.  The majority shareholder of The Global Real Estate Securities Portfolio has executed a consent approving the reorganization of The Global Real Estate Securities Portfolio into the Acquiring Fund.

How do the investment objectives, strategies, risks and policies of the Target Fund and the Acquiring Fund compare?

The investment objective of the Acquiring Fund is the same as the investment objective of the Target Fund.  Both Funds seek maximum long-term total return through a combination of current income and capital appreciation.  Each Fund’s investment objective is non-fundamental, which means that it may be changed without prior shareholder approval.

The overall investment strategies and policies of the Funds are also substantially the same.  Furthermore, because the Funds have the same investment objectives and substantially the same strategies, they are subject to substantially the same types of risks.

How will the Reorganization potentially benefit shareholders?

The Funds’ Boards of Trustees (each, a “Board” and collectively, the “Boards”) considered a number of factors before approving the Reorganization.  After considering these factors, the Boards concluded that shareholders will potentially benefit from the Reorganization.

The Boards considered the Reorganization in the context of the larger proposed transaction involving The Global Real Estate Securities Portfolio.  The Boards determined that

Q/A-1

shareholders of the Funds could potentially benefit from combining the Target Fund and the Global Real Estate Securities Portfolio into the Acquiring Fund to create a larger fund that may qualify for placement on retail advisory platforms.  Placement on such a platform may permit the Acquiring Fund to reach more investors, which in turn may result in cost saving due to economies of scale from spreading of fixed costs over a larger asset base.  The Target Fund has failed to attract significant assets since it was made available to the public in 2010, and may not continue to be viable at its current asset level.   Moreover, there is no additional cost to shareholders of either the Target Fund or the Global Real Estate Securities Portfolio because Delaware Management Company (“DMC”), the investment manager for both Funds, will bear all costs associated with the transaction.

How will the Reorganization work?

The Acquiring Fund will acquire substantially all of the assets of the Target Fund in exchange for shares of the Acquiring Fund.  The Target Fund will then distribute the Acquiring Fund’s shares on a pro rata basis to its shareholders.  At the time of the Reorganization, any shares you own of the Target Fund will be cancelled and you will receive new shares of the Acquiring Fund that will have an aggregate value equal to the value of your shares in the Target Fund.  More detailed information about the transfer of assets by the Target Fund and the issuance of shares by the Acquiring Fund can be found in the Information Statement/Prospectus.

What are the federal income tax consequences of the Reorganization?

The Reorganization is intended to be a tax-free reorganization so that for federal income tax purposes: (i) shareholders of the Target Fund will not recognize any gain or loss as a result of the exchange of their shares of the Target Fund for shares of the Acquiring Fund; and (ii) the Acquiring Fund and its shareholders will not recognize any gain or loss upon receipt of the Target Fund’s assets.  Shareholders should consult their own tax advisor regarding the effect, if any, of the Reorganization in light of their individual circumstances.

Will portfolio management change?

No.  DMC, the investment manager for the Target Fund, is also the investment manager for the Acquiring Fund.  DMC will continue to serve as the investment manager following the closing of the Reorganization.  The portfolio management teams for both Funds are the same and are expected to remain the same after the Reorganization.

Who will pay the expenses of the Reorganization?

DMC will bear all costs of the Reorganization, including legal and information statement-related costs.

What is the anticipated timetable for the Reorganization?

The Reorganization is expected to be effective on or about [September 28], 2012.

Has the Board of Trustees approved the proposal?

Yes.  The Target Fund’s Board has approved the proposal.

Q/A-2

How can I find more information on the Reorganization?

You should read the attached Information Statement/Prospectus that provides further details regarding the proposal and each of the topics that were discussed briefly above.  If you have any questions, please call Delaware Investments at (800) 523-1918.

Q/A-3

INFORMATION STATEMENT/PROSPECTUS

Dated [_________], 2012

Acquisition of substantially all of the assets of:

DELAWARE GLOBAL REAL ESTATE SECURITIES FUND
(a series of Delaware Group Equity Funds IV)

By and in exchange for shares of

DELAWARE GLOBAL REAL ESTATE OPPORTUNITIES FUND

(a series of Delaware Group Adviser Funds)

This Information Statement/Prospectus is furnished in connection with the Agreement and Plan of Reorganization dated [____________], 2012 (the “Plan”), a copy of which is attached hereto as Exhibit A, between Delaware Group Equity Funds IV, on behalf of the Delaware Global Real Estate Securities Fund (the “Target Fund”) and Delaware Group Adviser Funds, on behalf of Delaware Global Real Estate Opportunities Fund (the “Acquiring Fund”).  The Plan provides for: (1) the acquisition by the Acquiring Fund of substantially all of the assets of the Target Fund in exchange for shares of the same class of the Acquiring Fund; (2) the pro rata distribution of shares of the applicable class of the Acquiring Fund to shareholders of the Target Fund; and (3) the liquidation and dissolution of the Target Fund.  This proposed reorganization transaction is referred to in this Information Statement/Prospectus as the “Reorganization.”  Both the Target Fund and the Acquiring Fund (each, a “Fund” and together, the “Funds”) are open-end management investment companies registered with the U.S. Securities and Exchange Commission (“SEC”).

This Information Statement/Prospectus will be sent to shareholders on or about [____________], 2012.  This Information Statement/Prospectus is also available on the Internet at www.delawareinvestments.com.  WE ARE NOT ASKING YOU FOR A PROXY AND YOU ARE REQUESTED NOT TO SEND US A PROXY.

This Information Statement/Prospectus sets forth concisely information that shareholders of the Target Fund should know about the Reorganization, and it should be retained for future reference.  The Prospectus of the Acquiring Fund dated [__________], 2012 (the “Acquiring Fund Prospectus”) is included with and is incorporated herein by reference (i.e., legally considered a part of this Information Statement/Prospectus), and it is intended to provide you with information about the Acquiring Fund.

A Statement of Additional Information dated [____________], 2012 (the “Statement of Additional Information”) relating to this Information Statement/Prospectus, which includes more information about the Funds and the proposed transaction, has been filed with the SEC and is incorporated herein by reference.

The following documents have been filed with the SEC, and contain additional information about the Funds:  (1) the Prospectus of the Target Fund dated January 28, 2012 (the “Target Fund Prospectus”); (2) the Target Fund’s Statement of Additional Information dated

January 28, 2012 (the “Target Fund’s SAI”); (3) the Target Fund’s Annual Report for the fiscal year ended September 30, 2011; and (4) the Target Fund’s Semi-Annual Report for the six-month period ended March 31, 2012.  Each of the foregoing documents is available upon oral or written request and without charge.  The principal offices of Delaware Group Equity Funds IV and Delaware Group Adviser Funds (each, a “Trust” and collectively, the “Trusts”) are located at 2005 Market Street, Philadelphia, PA 19103.  You can request a free copy of these documents or reach the offices of each Trust by calling (800) 523-1918, or by writing to the Trust at Attention: Account Services, P.O. Box 9876, Providence, RI 02940-8076 by regular mail or 4400 Computer Drive, Westborough, MA 01581-1722 by overnight courier service.

Like all mutual funds, the SEC has not approved or disapproved these securities or passed upon the adequacy of this Information Statement/Prospectus.  Any representation to the contrary is a criminal offense.

Investments in the Funds are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the “Macquarie Group”), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested.  No Macquarie Group company guarantees or will guarantee the performance of any Fund, the repayment of capital from any Fund, or any particular rate of return.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other U.S. government agency.  Mutual fund shares involve investment risks, including the possible loss of principal.

WE ARE NOT ASKING YOU FOR A PROXY OR VOTING INSTRUCTIONS AND YOU ARE REQUESTED NOT TO SEND US A PROXY OR VOTING INSTRUCTIONS.

INFORMATION STATEMENT/PROSPECTUS

TABLE OF CONTENTS

Page

SUMMARY OF THE PLAN	1
What is the purpose of the Plan?	1
Who will pay the costs of the Reorganization?	1
What are the federal income tax consequences of the Reorganization?	1
How do the investment objectives, strategies, and policies of the Target Fund and the Acquiring Fund compare?	2
What are the fees and expenses of each Fund and what might they be after the Reorganization?	3
How do the performance records of the Funds compare?	6
Who manages the Funds?	8
Where can I find more financial information about the Funds?	9
What are other key features of the Funds?	10
PRINCIPAL RISK FACTORS	11
REASONS FOR THE REORGANIZATION	12
MORE INFORMATION ABOUT THE REORGANIZATION AND THE PLAN	13
How will the Reorganization be carried out?	13
Who will pay the expenses of the Reorganization?	14
What are the federal income tax consequences of the Reorganization?	14
What should I know about shares of the Acquiring Fund?	17
What are the capitalizations of the Funds and what might the capitalization be after the Reorganization?	18
COMPARISON OF INVESTMENT OBJECTIVES, STRATEGIES, POLICIES, AND RISKS	18
Are there any significant differences between the investment objectives of the Target Fund and the Acquiring Fund?	19
Are there any significant differences between the investment strategies and policies of the Target Fund and the Acquiring Fund?	19
How do the fundamental investment restrictions of the Funds differ?	20
What are the risk factors associated with investments in the Funds?	20
MORE INFORMATION ABOUT THE FUNDS	22
OWNERSHIP OF THE FUNDS	23

EXHIBITS
Exhibit A - Form of Agreement and Plan of Reorganization
Exhibit B - Principal Holders of Shares

SUMMARY OF THE PLAN

This is only a summary of certain information contained in this Information Statement/Prospectus.  You should read the more complete information in the rest of this Information Statement/Prospectus, including the Plan (attached as Exhibit A) and Acquiring Fund Prospectus, which are included with this Information Statement/Prospectus.

What is the purpose of the Plan?

The Board of Trustees of the Trusts (each a “Board” and collectively, the “Boards”) have approved the Plan, whereby substantially all of the Target Fund’s assets will be transferred to the Acquiring Fund in exchange for shares of the Acquiring Fund equal in value to the assets of the Target Fund that are transferred to the Acquiring Fund.  The Acquiring Fund’s shares will then be distributed pro rata to the Target Fund’s shareholders and the Target Fund will be liquidated and dissolved.

The Reorganization will result in your shares of the Target Fund being exchanged for a number of the Acquiring Fund’s shares of the same class equal in total value to your shares of the Target Fund.  This means that you will cease to be a shareholder of the Target Fund and will become a shareholder of the Acquiring Fund.  This closing of the Reorganization will occur on a date agreed to by the parties to the Plan (hereinafter, the “Closing Date”), which is currently expected to be on or about [September 28], 2012.

The Reorganization will be the second step in a two-step transaction that is intended to increase efficiencies across Delaware Investments’ fund offerings by combining two substantially similar global real estate securities funds.  The first step of the transaction will be the reorganization of The Global Real Estate Securities Portfolio (the “Global Real Estate Securities Portfolio”), a series of Delaware Pooled® Trust, into the Acquiring Fund.  For the reasons set forth below under “Reasons for the Reorganization,” the Board has concluded that the Reorganization is in the best interests of the Funds.  The Board has also concluded that no dilution in value would result to the shareholders of the Funds as a result of the Reorganization.

Who will pay the costs of the Reorganization?

The costs of the Reorganization, including legal and information statement-related costs, will be borne by Delaware Management Company (“DMC”), a series of Delaware Management Business Trust.

What are the federal income tax consequences of the Reorganization?

The Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes and each Fund anticipates receiving a legal opinion to that effect.  The legal opinion, however, is not binding on the Internal Revenue Service (IRS), and there can be no guarantee that the IRS will adopt a similar position.  Shareholders should consult their tax adviser about state and local tax consequences of the Reorganization, if any, because the information about tax consequences in this Information Statement/Prospectus relates only to the federal income tax consequences of the Reorganization.  Prior to the Closing of the Reorganization, the Target Fund will declare one or more dividends, and the Acquiring Fund may declare a dividend, payable at or near the time of Closing to their respective shareholders to the extent necessary to avoid entity level tax (or as otherwise deemed appropriate).  For further information about the federal income tax consequences of the Reorganization, see “Information About the Reorganization - What are the federal income tax consequences of the Reorganization?”

How do the investment objectives, strategies, and policies of the Target Fund and the Acquiring Fund compare?

Like the Target Fund, the Acquiring Fund is a mutual fund within the Delaware Investments® Family of Funds (the “Delaware Investments® Funds”) that is managed by DMC.  The investment objective of the Target Fund is the same as the investment objective of the Acquiring Fund.  Both Funds seek maximum long-term total return through a combination of current income and capital appreciation.  While described with slight variations in their respective prospectuses, the Funds have substantially the same investment strategies and policies.

Under normal circumstances, each Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. and non-U.S. real estate and real estate-related issuers (80% Policy).  Each Fund generally considers an issuer to be a real estate or real estate-related issuer if at least 50% of its revenue is from real estate or if it has at least 50% of its assets in real estate.  These companies include, among others, real estate investment trusts (REITs) and similar REIT-like entities domiciled outside the U.S., as well as other companies whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions that issue or service mortgages.

Each Fund invests primarily in REITs and other equity securities.  REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate-related loans or interests.

Each Fund may invest in companies across all market capitalizations and may invest its assets in securities of companies located in emerging market countries. Under normal circumstances, each Fund will invest at least 40% of its total assets in securities of non-U.S. issuers, unless market conditions are not deemed favorable by the portfolio manager, in which case the Fund would invest at least 30% of its net assets in securities of non-U.S. issuers.

Each Fund may purchase or sell foreign currencies and/or engage in forward foreign currency exchange transactions in order to expedite settlement of portfolio transactions and to minimize currency fluctuations. Each Fund may also enter into forward contracts to “lock in” the price of a security it has agreed to purchase or sell, in terms of U.S. dollars or other currencies in which the transaction will be consummated.

Each Fund’s 80% policy is nonfundamental and can be changed without shareholder approval. However, Fund shareholders would be given at least 60 days’ notice prior to any such change.

For further information about the investment objectives and policies of the Funds, see “Comparison of Investment Objectives, Strategies, Policies, and Risks” below.

What are the fees and expenses of each Fund and what might they be after the Reorganization?

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds.  The sales charge structure for each Fund is the same.  The actual and pro forma financial data in the tables below are based on expenses incurred during the Funds’ fiscal year ended October 31, 2011 (for the Acquiring Fund) and September 30, 2011 (for the Target Fund).  The expenses of the Acquiring Fund reflect those of the Global Real Estate Securities Portfolio, which will be the accounting and performance survivor following the close of that Fund’s reorganization.  The expenses for the Acquiring Fund (pro forma after the Reorganization) are estimated based on what the expenses of the Acquiring Fund might have been for the year ended October 31, 2011 if the Reorganization had occurred as of the beginning of that year.  Pro forma numbers estimate the expenses of the Acquiring Fund after the Reorganization based on the estimated expenses of the Acquiring Fund before the Reorganization, and giving effect to the acquisition by the Acquiring Fund of the Target Fund’s assets.

You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial advisor, in the Acquiring Fund Prospectus under the section entitled “About your account,” and in the Acquiring Fund SAI under the section entitled “Purchasing shares.”

FEE TABLES FOR THE TARGET FUND AND THE ACQUIRING FUND

Class A Shares
Shareholder fees (fees paid directly from your investment)	Target Fund (actual)	Acquiring Fund (actual)	Acquiring Fund (pro forma after Reorganization)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%	5.75%	5.75%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.99%	0.99%	0.99%
Distribution and Service (12b-1) Fees	0.30%	0.25%	0.25%
Other Expenses	9.23%	0.35%	0.35%
Total Annual Fund Operating Expenses	10.52%	1.59%	1.59%
Fee Waiver1	(9.12%)	(0.19%)	(0.19%)
Total Annual Fund Operating Expenses After Fee Waiver	1.40%	1.40%	1.40%

Class C Shares
Shareholder fees (fees paid directly from your investment)	Target Fund (actual)	Acquiring Fund (actual)	Acquiring Fund (pro forma after Reorganization)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None	None	None
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00%2	1.00%2	1.00%2
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.99%	0.99%	0.99%
Distribution and Service (12b-1) Fees	1.00%	1.00%	1.00%
Other Expenses	9.23%	0.35%	0.35%
Total Annual Fund Operating Expenses	11.22%	2.34%	2.34%
Fee Waiver1	(9.07%)	(0.19%)	(0.19%)
Total Annual Fund Operating Expenses After Fee Waiver	2.15%	2.15%	2.15%

Class R Shares
Shareholder fees (fees paid directly from your investment)	Target Fund (actual)	Acquiring Fund (actual)	Acquiring Fund (pro forma after Reorganization)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None	None	None
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.99%	0.99%	0.99%
Distribution and Service (12b-1) Fees	0.60%	0.60%	0.60%
Other Expenses	9.23%	0.35%	0.35%
Total Annual Fund Operating Expenses	10.82%	1.94%	1.94%
Fee Waiver1	(9.17%)	(0.29%)	(0.29%)
Total Annual Fund Operating Expenses After Fee Waiver	1.65%	1.65%	1.65%

Institutional Class Shares
Shareholder fees (fees paid directly from your investment)	Target Fund (actual)	Acquiring Fund (actual)	Acquiring Fund (pro forma after Reorganization)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None	None	None
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.99%	0.99%	0.99%
Distribution and Service (12b-1) Fees	0.00%	0.00%	0.00%
Other Expenses	9.23%	0.35%	0.35%
Total Annual Fund Operating Expenses	10.22%	1.34%	1.34%
Fee Waiver1	(9.07%)	(0.19%)	(0.19%)
Total Annual Fund Operating Expenses After Fee Waiver	1.15%	1.15%	1.15%

1.
DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 plan expenses, taxes, interest, brokerage fees, short-sale dividend and interest expenses, certain insurance costs, and non-routine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent necessary to prevent total annual fund operating expenses of the Acquiring Fund and Target Fund from exceeding 1.15% of each Fund’s respective average daily net assets from [   ], 2012 through [   ], 2013 in the case of the Acquiring Fund, and from January 27, 2012 through January 28, 2013 in the case of the Target Fund.  In addition, the Funds’ distributor, Delaware Distributors, L.P. ("DDLP"), has contracted: (i) to limit from [________], 2012 through [________], 2013, the Acquiring Fund’s Class R shares’ 12b-1 fees to no more than 0.50%; and (ii) to limit, from January 27, 2012 through January 28, 2013, the Target Fund’s Class A and Class R shares’ 12b-1 fees to no more than 0.25% and 0.50%, respectively.  The Acquiring Fund’s waivers and reimbursements will remain in effect for at least one year following the completion of the Reorganization.  These waivers and reimbursements may only be terminated by agreement of DMC or DDLP, as applicable, and the Funds.

2.	Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).

Examples

This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the applicable Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class A	1 Year	3 Years	5 Years	10 Years
Target Fund	$709	$2,652	$4,386	$7,950
Acquiring Fund	$709	$1,031	$1,374	$2,340
Pro forma Acquiring Fund (after the Reorganization)	$709	$1,031	$1,374	$2,340

Class C (if not redeemed)	1 Year	3 Years	5 Years	10 Years
Target Fund	$218	$2,385	$4,290	$8,109
Acquiring Fund	$218	$712	$1,233	$2,662
Pro forma Acquiring Fund (after the Reorganization)	$218	$712	$1,233	$2,662

Class C	1 Year	3 Years	5 Years	10 Years
Target Fund	$318	$2,385	$4,290	$8,109
Acquiring Fund	$318	$712	$1,233	$2,662
Pro forma Acquiring Fund (after the Reorganization)	$318	$712	$1,233	$2,662

Class R	1 Year	3 Years	5 Years	10 Years
Target Fund	$168	$2,276	$4,146	$7,948
Acquiring Fund	$168	$581	$1,020	$2,241
Pro forma Acquiring Fund (after the Reorganization)	$168	$581	$1,020	$2,241

Institutional Class	1 Year	3 Years	5 Years	10 Years
Target Fund	$117	$2,131	$3,939	$7,697
Acquiring Fund	$117	$406	$716	$1,596
Pro forma Acquiring Fund (after the Reorganization)	$117	$406	$716	$1,596

The numbers above are only examples.  They do not represent past or future expenses or returns.  Each of the Funds pays its own operating expenses.  The effects of these expenses are reflected in the net asset value and are not directly charged to your account.  The expenses of each of the Funds are comprised of expenses attributable to each Fund, respectively, as well as expenses that are allocated among the various series of the Trust because they are not attributable to any particular series.

How do the performance records of the Funds compare?

The performance history of the Funds as of December 31, 2011 is shown below.  The Funds’ past performance is not necessarily an indication of how they will perform in the future.  The returns reflect expense caps in effect during these periods.  The returns would be lower without the expense caps.  The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar charts.  If this sales charge were included, the returns would be less than those shown.  The average annual returns in the table below do include the sales charge.  The performance of the Acquiring Fund reflects that of the Global Real Estate Securities Portfolio (restated with respect to the Class A shares to reflect the Acquiring Fund’s sales load), which will be the accounting and performance survivor following the close of that fund’s reorganization.

Year-by-year total return (Target Fund—Class A)
2008	2009	2010	2011
-45.55%	29.78%	17.59%	-4.62%

During the periods illustrated in this chart, the Class A’s highest quarterly return was 30.77% for the quarter ended June 30, 2009 and its lowest quarterly return was -30.34% for the quarter ended December 31, 2008.

Year-by-year total return (Acquiring Fund—Class A)

2008	2009	2010	2011
-46.46%	30.40%	19.39%	-4.13%

During the periods illustrated in this chart, the Class A’s highest quarterly return was 31.78% for the quarter ended June 30, 2009 and its lowest quarterly return was -31.08% for the quarter ended December 31, 2008.

Fund and Class	1 Year	Lifetime*
Acquiring Fund—Class A return before taxes	-9.65%	-6.83%
Target Fund—Class A return before taxes	-10.16%	-8.83%
Acquiring Fund—Class A return after taxes on distributions	-10.97%	-8.38%
Target Fund—Class A return after taxes on distributions	-11.44%	-10.17%
Acquiring Fund—Class A return after taxes on distributions and sale of Fund shares	-6.29%	-6.50%
Target Fund—Class A return after taxes on distributions and sale of Fund shares	-6.61%	-8.04%
Acquiring Fund—Class C return	n/a	n/a
Target Fund—Class C return	-6.30%	5.03%
Acquiring Fund—Class R return	n/a	n/a
Target Fund—Class R return	-5.05%	5.57%
Acquiring Fund—Institutional Class return	-3.86%	-5.48%
Target Fund—Institutional Class return	-4.37%	-7.46%
FTSE EPRA/NAREIT Developed Index (reflects no deduction for fees, expenses, or taxes)	-5.82%	-6.97%

*
Lifetime returns are shown because each  class has existed for less than 10 years.  The inception date for the Acquiring Fund’s Class A and Institutional Class shares was January 10, 2007.  The inception date for the Target Fund’s Class A and Institutional Class shares was September 28, 2007 and the inception date for its Class C and Class R shares was July 30, 2010.

After-tax performance is presented only for Class A shares of the Funds.  The after-tax returns for other share classes may vary.  Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown.  After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (“IRAs”).  The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Who manages the Funds?

The management of the business and affairs of each Fund is the responsibility of the Board.  The Board and the Funds’ senior management select officers to be responsible for the day-to-day operations of the Funds.

DMC manages the assets and makes investment decisions for the Target Fund and the Acquiring Fund.  DMC is a series of Delaware Management Business Trust, which is a subsidiary of Delaware Management Holdings, Inc., and is located at 2005 Market Street, Philadelphia, Pennsylvania 19103.  Delaware Management Holdings, Inc. and its subsidiaries (also known by the marketing name of Delaware Investments®), including DMC, are owned by Macquarie Bank Limited, a global provider of banking, financial, advisory, investment and fund management services.  DMC and its predecessors have been managing the assets of the Delaware Investments® Funds since 1938.  As of June 30, 2012, DMC and its affiliates within Delaware Investments managed, in the aggregate, more than $170 billion in assets for various institutions, separately managed account clients, investment companies and insurance companies.

Portfolio Managers of the Funds. The Funds’ portfolio managers are employed by DMC.

Portfolio Manager	Title with DMC	Start Date on the Acquiring Fund/ Predecessor Fund	Start Date on the Target Fund
Babak “Bob” Zenouzi.	Senior Vice President, Chief Investment Officer – Real Estate Securities and Income Solutions	January 2007	November 2010*
Damon J. Andres	Vice President, Senior Portfolio Manager	January 2007	November 2010*
* The portfolio managers managed the Target Fund from inception until July 2010, and resumed managing the Target Fund in November 2010.

Babak “Bob” Zenouzi, Senior Vice President, Chief Investment Officer - Real Estate Securities and Income Solutions (RESIS)
Bob Zenouzi is the lead manager for the real estate securities and income solutions (RESIS) group at Delaware Investments, which includes the team, its process, and its institutional and retail products, which he created during his prior time with the firm. He also focuses on opportunities in Japan, Singapore, and Malaysia for the firm’s global REIT product. Additionally, he serves as lead portfolio manager for the firm’s Dividend Income products, which he helped to create in the 1990s. He is also a member of the firm’s asset allocation committee, which is responsible for building and managing multi-asset class portfolios. He rejoined Delaware Investments in May 2006 as senior portfolio manager and head of real estate securities. In his first term with the firm, he spent seven years as an analyst and portfolio manager, leaving in 1999 to work at Chartwell Investment Partners, where from 1999 to 2006 he was a partner and senior portfolio manager on Chartwell’s Small-Cap Value portfolio. He began his career with The Boston Company, where he held several positions in accounting and financial analysis. Zenouzi earned a master’s degree in finance from Boston College and a bachelor’s degree from Babson College. He is a member of the National Association of Real Estate Investment Trusts and the Urban Land Institute.

Damon J. Andres, CFA, Vice President, Senior Portfolio Manager
Damon J. Andres, who joined Delaware Investments in 1994 as an analyst, currently serves as a portfolio manager for the firm’s real estate securities and income solutions (RESIS) group. He also serves as a portfolio manager for the firm’s Dividend Income products. From 1991 to 1994, he performed investment-consulting services as a consulting associate with Cambridge Associates. Andres earned a bachelor’s degree in business administration with an emphasis in finance and accounting from the University of Richmond.

The Target Fund’s SAI dated January 28,  2012 provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Funds.  For information on how to obtain a copy of the Target Fund’s SAI, please see the section entitled “More Information about the Funds.”

Manager of Managers Structure.  Each Fund and DMC have received an exemptive order from the SEC to operate under a manager of managers structure that permits DMC, with the approval of the Board, to appoint and replace sub-advisors, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of a Fund without shareholder approval (“Manager of Managers Structure”).  Under the Manager of Managers Structure, DMC has ultimate responsibility, subject to oversight by the Board, for overseeing a Fund’s sub-advisors, and recommending to the Board their hiring, termination, or replacement.  The SEC order does not apply to any sub-advisor that is affiliated with a Fund or DMC.  While DMC does not currently expect to use the Manager of Managers Structure with respect to the Funds, DMC may, in the future, recommend to the Board the establishment of the Manager of Managers Structure by recommending the hiring of one or more sub-advisors to manage all or a portion of a Fund’s portfolio.

The Manager of Managers Structure enables a Fund to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to sub-advisors or sub-advisory agreements.  The Manager of Managers Structure does not permit an increase in the overall management and advisory fees payable by a Fund without shareholder approval.  Shareholders will be notified of any changes made to sub-advisors or sub-advisory agreements within 90 days of the changes.

Where can I find more financial information about the Funds?

Each Fund’s Annual Reports contain a discussion of the applicable Fund’s performance during that Fund’s last fiscal year and show per share information for each Fund’s past five fiscal years.  The Acquiring Fund’s Annual Report for the fiscal year ended October 31, 2011, which contain audited financial statements of the Fund, is incorporated by reference into the Statement of Additional Information (See “More Information about the Funds” below.)

What are other key features of the Funds?

Investment Management Fees.  DMC is the investment manager of both Funds, and has entered into an investment management agreement relating to each Fund that provides for reductions in the fee rate for each Fund as the assets of such Fund increase.  The investment management agreement, which is the same for both Funds, provides for the monthly payment of fees based on the average daily net assets of the respective Fund during such month and at the annual rates set forth in the following fee schedule:

Investment Management Fee
0.99% on the first $100 million; 0.90% on the next $150 million; and 0.80% on assets in excess of $250 million

A discussion of the basis for the approval of the Funds’ investment advisory contracts by the Board is available in the Target Fund’s Annual Report for the period ended September 30, 2011 and will be available in Acquiring Fund’s next Annual Report.

Sales Loads.  Each Fund offers four classes of shares: Class A, Class C, Class R, and Institutional Class. The Class A Shares charge a front-end sales load of 5.75% at the time of purchase.  This load will be waived for the Target Fund shareholders who receive Class A Shares of the Acquiring Fund in connection with the Reorganization.  Class C Shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales load.  For purposes of calculating any applicable contingent deferred sales loads, the period you have held your shares in the Target Fund will be counted toward, and carried over as, the holding period of the shares you receive in the Acquiring Fund as part of the Reorganization. You may refer to the Acquiring Fund Prospectus that accompanies this Information Statement/Prospectus under the section entitled “About Your Account” for additional information regarding the Class A and Class C sales loads.

Pursuant to underwriting agreements relating to the Funds, DDLP, 2005 Market Street, Philadelphia, Pennsylvania 19103, serves as the national distributor for the shares of the Funds.  DDLP pays the expenses of the promotion and distribution of the Funds’ shares, except for payments by the Funds’ Class A, Class C, and Class R shares under their respective Rule 12b-1 Plans.  DDLP is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc., and therefore of Macquarie Bank Limited, and is an affiliate of DMC.

Rule 12b-1 Plans.  Each Fund has adopted a separate distribution plan or “Rule 12b-1 Plan” for each Fund’s Class A, Class C, and Class R shares (each, a “Rule 12b-1 Plan”).  The Funds’ 12b-1 Plans are the same for the corresponding share classes, except that the Target Fund has a Class A 12b-1 fee of 0.30% (waived down to 0.25%) and the Acquiring Fund has a Class A 12b-1 fee of 0.25%.

Each Rule 12b-1 Plan permits it to pay out of the assets of such Class’ shares monthly fees to the Fund’s distributor for services and expenses in distributing and promoting shares of such classes.  The expenses may include, among other things, the costs of preparing and distributing advertisements, sales literature and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, and paying distribution and maintenance fees to brokers, dealers, and others.  In addition, the Trust may make payments from the Rule 12b-1 Plan fees directly to others who aid in the distribution of Fund shares or provide services with respect to a particular class of shares pursuant to service agreements with the Trust. Because these fees are paid out of a Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Pricing of Shares and Valuation of Portfolio Securities. The pricing of each Fund’s shares and valuation of portfolio securities is the same for each Fund.   You may refer to the Acquiring Fund Prospectus that accompanies this Information Statement/Prospectus under the section entitled “About Your Account” for information regarding the pricing of the Acquiring Fund’s shares and how the Acquiring Fund values its portfolio securities.

Purchase, Exchange, and Redemption Procedures.  Procedures for the purchase, exchange and redemption of each Fund’s shares are the same.  You may refer to the Acquiring Fund Prospectus that accompanies this Information Statement/Prospectus, under the section entitled “Purchase and Redemption of Fund Shares” for the purchase, exchange, and redemption procedures applicable to the purchases, exchanges, and redemptions of the Acquiring Fund’s shares.

Dividends, Distributions, and Taxes. Each Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends at least annually.  Each Fund also distributes net realized capital gains, if any, at least annually.

Frequent Trading of Fund Shares. Each Fund discourages purchases by market timers and purchase orders (including the purchase side of exchange orders) by shareholders identified as market timers may be rejected. The Board has adopted policies and procedures designed to detect, deter, and prevent trading activity detrimental to the Funds and their shareholders, such as market timing. You may refer to the Acquiring Fund Prospectus that accompanies this Information Statement/Prospectus under the section entitled “About Your Account” for additional information regarding the policies and procedures, as well as information addressing the risks of market timing, the monitoring procedures, and the limitations on the ability to detect and curtail market timing.

PRINCIPAL RISK FACTORS

As with most investments, investments in the Funds involve certain risks.  There can be no guarantee against losses resulting from an investment in either Fund, and there can be no assurance that either Fund will achieve its investment objective.  Because the Funds have the same investment objectives and investment strategies, they are subject to the same types of risks.  These include the risk that like an investment in any mutual fund, you may lose part or all of the money you invest.  Moreover, over time, the value of an investment in either Fund will increase and decrease according to changes in the value of the securities in a Fund’s portfolio.  While described with slight variations in their respective prospectuses, the Funds have substantially the same risks, which include: market risk, real estate industry risk, nondiversification risk, foreign risk, currency risk, small company risk, forward foreign currency risk, counterparty risk, interest rate risk, liquidity risk, and government and regulatory risk.  For further information about the risks of investing in the Funds, see “Comparison of Investment Objectives, Strategies, Policies, and Risks” below.

REASONS FOR THE REORGANIZATION

Based on the considerations described below, the Boards, including the trustees who are independent trustees (each, an “Independent Trustee” and, collectively, the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), on behalf of the Funds, has determined that the Reorganization would be in the best interests of each Fund and that the interests of each Fund’s existing shareholders would not be diluted as a result of the Reorganization.

In May 2012, DMC recommended that the Target Fund be reorganized into the Acquiring Fund.  DMC reasoned that, by combining two funds that have the same investment objectives and the same investment strategies and policies, potential economies of scale and other efficiencies could be recognized, which would allow fixed costs to be spread over a larger asset base.

At a meeting of the Board held on May 22-24, 2012, DMC presented the Plan and provided data and analysis regarding the Reorganization.  In addition to DMC’s presentation at the meeting, the Board also considered information included in the written materials provided in advance of the meeting.  The Boards considered the Reorganization in the context of the larger proposed transaction involving the Global Real Estate Securities Portfolio.  The Board considered a number of factors, including the following: (i) the compatibility of the Target Fund’s investment objective, policies, and restrictions with the investment objective, policies, and restrictions of the Acquiring Fund; (ii) the fact that the portfolio management team is the same for both Funds; (iii) the relative expense ratios of the Funds; (iv) the anticipated prospects for future growth for the Acquiring Fund compared to those of the Target Fund, based on its asset levels following the reorganization of the Global Real Estate Securities Portfolio into the Acquiring Fund; (v) the relative performance of the Target Fund and the Acquiring Fund for the year-to-date, one-, three-, and since-inception periods as well as the longer performance history of the Acquiring Fund, including performance during these periods on a risk-adjusted basis; (vi) the anticipated federal income tax consequences of the Reorganization and the potential indirect tax consequences relating to the Reorganization with respect to each Fund and its shareholders; (vii) the estimated costs of the Reorganization and the fact that DMC—rather than the Funds—would bear such costs; and (viii) the potential benefits of the proposed Reorganization for the shareholders of the Target Fund and the Acquiring Fund, including the potential for positioning the Funds to qualify for placement on retail advisory platforms that may permit the Acquiring Fund to reach more investors, which may result in cost saving due to economies of scale from the spreading of fixed costs over a larger asset base, although there can be no assurance that assets will increase or that operational savings will be realized.

The Board noted that the Funds have the same investment objective and substantially the same investment strategies and investment policies.  The Board considered that the portfolio of the Target Fund is managed in the same manner (and has substantially the same holdings) as the portfolio of the Acquiring Fund, which would provide for a relatively smooth transition for the

Target Fund, should the Reorganization be approved.  A comparison of the investment objectives and strategies of the Funds is further detailed below under “Comparison of Investment Objectives, Strategies, Policies, and Risks.”

In deciding whether to recommend approval of the Reorganization, the Board also considered the fees and expense ratios of the Acquiring Fund and the Target Fund and the impact of existing contractual fee waivers on such expense ratios.  The Board considered the proposal of DMC to contractually extend its waiver of its investment advisory fees and/or reimbursement of expenses for a period of one year after closing of the Reorganization in order to prevent total annual fund operating expenses (excluding certain expenses as described below) from exceeding 1.15% of the Acquiring Fund’s average daily net assets.

DMC informed the Board that the Reorganization was expected to meet the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), to qualify as a tax-free reorganization.  DMC also informed the Board as to the estimated cost of the Reorganization.  The Board considered that the expenses of the Reorganization would be borne by DMC.

With respect to the Reorganization, independent legal counsel advised the Independent Trustees of the findings that would need to be made by the Board under Rule 17a-8 under the 1940 Act to approve a merger of affiliated funds.  The Independent Trustees noted the representation by DMC that there would be no dilutive effect upon the shareholders of the Funds.

In considering approval of the Plan and the Reorganization, the Independent Trustees did not identify any single factor or group of factors as all-important or controlling and considered all factors together.  The Board, including all of the Independent Trustees present at the meeting, approved the Plan, concluding that the Reorganization is in the best interests of each Fund and that no dilution of value would result to the shareholders of either Fund as a result of the Reorganization.

MORE INFORMATION ABOUT THE REORGANIZATION AND THE PLAN

This is only a summary of the Plan.  You should read the Plan, a copy of which is attached as Exhibit A to this Information Statement/Prospectus and is incorporated herein by reference.

How will the Reorganization be carried out?

The Reorganization will take place after the parties to the Plan satisfy various conditions.  The Reorganization will occur on the Closing Date, which is currently expected to be on or about [September 28], 2012.

The Target Fund will deliver to the Acquiring Fund substantially all of its assets on the Closing Date.  In exchange, the Target Fund will receive shares of the Acquiring Fund to be distributed pro rata to the Target Fund’s shareholders.  The value of the assets delivered to the Acquiring Fund will be computed as of the close of business of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time) on the last business day prior to the Closing Date.  A business day is any day that the NYSE is open for business (“Business Day”).  Upon the Closing of the Reorganization, all outstanding certificates for shares of the Target Fund will be cancelled.  The Acquiring Fund will not issue certificates representing shares distributed to Target Fund shareholders in connection with the Reorganization.

The stock transfer books of the Target Fund will be permanently closed as of the close of business of the NYSE on the Business Day before the Closing Date.  The Target Fund will accept requests for redemption only if received in proper form before that time.  Requests received after that time will be considered requests to redeem shares of the Acquiring Fund.

To the extent permitted by law, the Plan may be amended at the direction of the Board, without shareholder approval.  The Board may also agree to terminate and abandon the Reorganization at any time prior to the Closing if certain conditions required under the Plan have not been satisfied.

Who will pay the expenses of the Reorganization?

The expenses resulting from the Reorganization, which include preparation, printing and mailing of this Information Statement/Prospectus, will be borne by DMC.

What are the federal income tax consequences of the Reorganization?

The following is a general summary of the material U.S. federal income tax considerations of the Reorganization and is based upon the current provisions of the Code, the existing U.S. Treasury Regulations thereunder, current administrative rulings of the IRS and published judicial decisions, all of which are subject to change.  These considerations are general in nature and individual shareholders should consult their own tax advisors as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances.  These same considerations generally do not apply to shareholders who hold their shares in a tax-deferred account.

The Reorganization is intended to be a tax-free reorganization pursuant to Section 368(a) of the Code.  The Reorganization will occur following the reorganization of the Global Real Estate Securities Portfolio, with and into the Acquiring Fund, which will be treated as a separate transaction for U.S. federal income tax purposes. The principal federal income tax considerations that are expected to result from the reorganization of the Target Fund into the Acquiring Fund are as follows:

•	no gain or loss will be recognized by the Target Fund or the shareholders of the Target Fund as a result of the Reorganization;
•	no gain or loss will be recognized by the Acquiring Fund as a result of the Reorganization;
•
the aggregate tax basis of the shares of the Acquiring Fund to be received by a shareholder of the Target Fund will be the same as the shareholder’s aggregate tax basis of the shares of the Target Fund; and

•	the holding period of the shares of the Acquiring Fund received by a shareholder of the Target Fund will include the period that a shareholder held the shares of the

Target Fund  (provided that such shares of the Target Fund are capital assets in the hands of such shareholder as of the Closing).

Neither the Target Fund nor the Acquiring Fund have requested or will request an advance ruling from the IRS as to the federal tax consequences of the Reorganization. As a condition to Closing, Stradley Ronon Stevens & Young, LLP will render a favorable opinion to the Target Fund and the Acquiring Fund as to the foregoing federal income tax consequences of the Reorganization, which opinion will be conditioned upon, among other things, the accuracy, as of the Closing Date, of certain representations of the Target Fund and the Acquiring Fund upon which Stradley Ronon Stevens & Young, LLP will rely in rendering its opinion.  Such opinion of counsel may state that no opinion is expressed as to the effect of the Reorganization on the Target Fund, Acquiring Fund, or any Target Fund shareholder with respect to any transferred asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

Opinions of counsel are not binding upon the IRS or the courts.  If the Reorganization is consummated but the IRS or the courts determine that the Reorganization does not qualify as a tax-free reorganization under the Code, and thus is taxable, the Target Fund would recognize gain or loss on the transfer of its assets to the Acquiring Fund and each shareholder of the Target Fund would recognize a taxable gain or loss equal to the difference between its tax basis in its shares of the Target Fund and the fair market value of the shares of the Acquiring Fund it receives.

Prior to the Closing of the Reorganization, the Target Fund will distribute, and the Acquiring Fund may distribute, to their respective shareholders any undistributed income and gains (net of available capital loss carryovers) to the extent required to avoid entity level tax or as otherwise deemed desirable.

The tax attributes, including capital loss carryovers, of the Target Fund move to the Acquiring Fund in the Reorganization.  The capital loss carryovers of the Target Fund and the Acquiring Fund are available to offset future gains recognized by the combined Fund, subject to limitations under the Code.  Where these limitations apply, all or a portion of a Fund’s capital loss carryovers may become unavailable the effect of which may be to accelerate the recognition of taxable gain to the combined Fund and its shareholders post-Closing.  First, the capital loss carryovers of the Fund that experiences a more than 50% ownership change in the Reorganization (e.g. the Target Fund as the smaller Fund), increased by any current year loss or decreased by any current year gain, together with any net unrealized depreciation in the value of its portfolio investments (collectively, its “aggregate capital loss carryovers”), are expected to become subject to an annual limitation.  Losses in excess of that limitation may be carried forward to succeeding tax years, subject, in the case of net capital losses that arise in taxable years beginning on or before December 22, 2010 as discussed below, to an overall eight-year carryover period.  The annual limitation will generally equal the net asset value of the Target Fund on the Closing Date multiplied by the “long-term tax-exempt rate” published by the IRS.  If the Target Fund has net unrealized built-in gains at the time of Closing of the Reorganization (i.e., unrealized appreciation in value of the Target Fund’s investments), the annual limitation for a taxable year will be increased by the amount of such built-in gains that are recognized in the taxable year.  Second, if a Fund has built-in gains at the time of Closing that are realized by the combined Fund in the five-year period following the Reorganization, such built-in gains, when realized, may not be offset by the losses (including any capital loss carryovers and “built in losses”) of the other Fund.  Third, the capital losses of the Target Fund that may be used by the Acquiring Fund (including to offset any “built-in gains” of a Target Fund itself) for the first taxable year ending after the Closing Date will be limited to an amount equal to the capital gain net income of the Acquiring Fund for such taxable year (excluding capital loss carryovers) treated as realized post-Closing based on the number of days remaining in such year.  Fourth, the Reorganization may result in an earlier expiration of the Target Fund’s capital loss carryovers because the Reorganization may cause the Target Fund’s tax year to close early in the year of the Reorganization.

The Regulated Investment Company Modernization Act of 2010 eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date (December 22, 2010) for regulated investment companies regardless of whether such regulated investment company is a party to a reorganization.  Consequently, these capital losses can be carried forward indefinitely.  However, capital losses incurred in pre-enactment taxable years may not be used to offset capital gains until all net capital losses arising in post-enactment taxable years have been utilized.  As a result, some net capital loss carryovers incurred in pre-enactment taxable years which otherwise would have been utilized under prior law may expire.

The aggregate capital loss carryovers of the Funds and the approximate annual limitation on the use by the Acquiring Fund, post-Closing, of the Target Fund’s aggregate capital loss carryovers following the Reorganization are as follows:

Line		Target Fund	Acquiring Fund (1)
1	Capital Loss Carryovers (2)	($1,032,488)	($107,663,239)
	Expiring 2016		($53,477,898)
	Expiring 2017	($591,374)	($50,784,384)
	Expiring 2018	($441,114)	($3,400,957)
2	Net Unrealized (Depreciation)	---	---
3	Realized Gain (Loss)	($59,050)	($462,753)
4	Aggregate Capital Loss Carryovers [L1+L2+L3]	($1,091,538)	($108,125,992)
5	Unrealized Appreciation	$96,636	$191,668
6	Net Unrealized Appreciation (Depreciation) as Percentage of Net Assets [L2 or L5 / L7]	4.0%	0.4%
7	Net Assets	$2,409,103	$49,453,426
8	Tax-Exempt Rate (July 2012)	3.26%	N/A
9	Annual Limitation [L7 x L8]	$78,537	N/A
(1)           The Acquiring Fund data is for the Global Real Estate Securities Portfolio, which will merge with and into the Acquiring Fund before the closing of the Reorganization in a reorganization in which the tax attributes, including capital loss carryovers, of the Global Real Estate Securities Portfolio will move to the Acquiring Fund.
(2)           As of September 30, 2011 for the Target Fund; as of October 31, 2011 for the Acquiring Fund.

Based upon the Target Fund’s capital loss position at March 31, 2012, the annual limitation on the use of the Target Fund’s aggregate capital loss carryovers will likely limit the use of such losses by the Acquiring Fund, post-Closing, to offset capital gains, if any, it realizes.  The effect of the annual limitation may be to cause the combined Fund, post-Closing, to distribute more capital gains in a taxable year than might otherwise have been the case if no such limitation had applied.  The aggregate capital loss carryovers of the Acquiring Fund may continue to be available, provided the Acquiring Fund is the larger of the two Funds on the Closing Date.  The ability of the Acquiring Fund to absorb its own capital loss carryovers and those of the Target Fund post-Closing depends upon a variety of factors that cannot be known in advance. For more information with respect to each Fund’s capital loss carryovers, please refer to that Fund’s shareholder report.

Shareholders of the Target Fund will receive a proportionate share of any taxable income and gains realized by the Acquiring Fund and not distributed to its shareholders prior to the Reorganization when such income and gains are eventually distributed by the Acquiring Fund. As a result, shareholders of the Target Fund may receive a greater amount of taxable distributions than they would have had the Reorganization not occurred.  In addition, if the Acquiring Fund following the Reorganization has proportionately greater unrealized appreciation in its portfolio investments as a percentage of its net asset value than the Target Fund, shareholders of the Target Fund, post-Closing, may receive greater amounts of taxable gain as such portfolio investments are sold than they otherwise might have if the Reorganization had not occurred.  The Target Fund’s unrealized appreciation (depreciation) in value of investments on a tax basis as a percentage of its net assets at March 31, 2012 is 4.0% compared to that of the Acquiring Fund at January 1, 2012 of 0.4%, and on a combined basis of 0.6%.

After the Reorganization, you will continue to be responsible for tracking the adjusted tax basis and holding period for your shares for federal income tax purposes.

What should I know about shares of the Acquiring Fund?

Upon the closing of the Reorganization, full and fractional shares of the Acquiring Fund will be distributed to shareholders of the Target Fund in accordance with the procedures described above.  When issued, each share will be validly issued, fully paid, non-assessable and have full voting rights.  These shares of the Acquiring Fund will be recorded electronically in each shareholder’s account.  The Acquiring Fund will then send a confirmation to each shareholder.  The Acquiring Fund will not issue certificates representing shares distributed to Target Fund shareholders in connection with the Reorganization.

The Acquiring Fund’s shares issued in the Reorganization will have the same rights and privileges as shares of the Target Fund.  For example, all shares have non-cumulative voting rights.  This gives holders of more than 50% of the shares voting the ability to elect all of the members of the Board.  If this happens, holders of the remaining shares voting would not be able to elect any trustees.

Like the Target Fund, the Acquiring Fund does not routinely hold annual shareholder meetings.  The Acquiring Fund may hold special meetings for matters requiring shareholder approval.  A meeting of the Acquiring Fund’s shareholders may also be called at any time by the Board or by the chairperson of the Board or by the president of the Trust.

What are the capitalizations of the Funds and what might the capitalization be after the Reorganization?

The following table sets forth, as of October 31, 2011, the capitalizations of the Acquiring Fund and the Target Fund, and the pro forma capitalization of the Acquiring Fund as adjusted to give effect to the Reorganization.  The capitalization of the Acquiring Fund is likely to be different if and when the Reorganization is actually consummated.

	Target Fund (unaudited)	Acquiring Fund (audited)	Pro Forma Adjustments to Capitalization (unaudited)	Acquiring Fund after Reorganization (pro forma)
Net assets (all classes)	$2,141,342	$49,367,178	$0	$51,508,520
Total shares outstanding	391,455	9,160,049	5,962	9,557,466

Class A net assets	$167,116	$7,760	$0	$174,876
Class A shares outstanding	30,596	1,444	524	32,564
Class A net asset value per share	$5.46	$5.37		$5.37

Class C net assets	$25,639	$0	$0	$25,639
Class C shares outstanding	4,730	0	44	4,774
Class C net asset value per share	$5.42	$5.37		$5.37

Class R net assets	$5,631	$0	$0	$5,631
Class R shares outstanding	1,034	0	0	1,049
Class R net asset value per share	$5.45	$5.37		$5.37

Institutional Class net assets	$1,942,956	$49,359,418	$0	$51,302,374
Institutional Class shares outstanding	355,095	9,158,605	5,379	9,519,079
Institutional Class net asset value per share	$5.47	$5.39		$5.39

COMPARISON OF INVESTMENT OBJECTIVES, STRATEGIES, POLICIES, AND RISKS

This section describes the investment objectives, principal investment strategies, and the key investment policies of the Funds, as well as the risks associated with such objectives, strategies and policies.  For a complete description of the Acquiring Fund’s investment strategies, policies and risks, you should read the Acquiring Fund Prospectus, which is included with this Information Statement/Prospectus.

Are there any significant differences between the investment objectives of the Target Fund and the Acquiring Fund?

The investment objective of the Target Fund is the same as the investment objective of the Acquiring Fund.  Both Funds seek maximum long-term total return through a combination of current income and capital appreciation.  Each Fund’s investment objective is non-fundamental and may be changed without prior shareholder approval.  If the objectives were changed, the Funds would notify shareholders at least 60 days before the change in the objective became effective.

Are there any significant differences between the investment strategies and policies of the Target Fund and the Acquiring Fund?

The overall investment strategies and policies of the Target Fund are substantially the same as the investment strategies and policies of the Acquiring Fund although they may be described with slight variations in their respective prospectuses.  DMC researches individual companies and analyze economic and market conditions, seeking to identify the securities or market sectors that DMC believes are the best investments for each Fund.  The following are descriptions of how the portfolio management team pursues the Fund’s investment objective.

DMC strive to achieve maximum long-term total return through a combination of current income and capital appreciation. Under normal circumstances, each Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. and non-U.S. real estate and real estate-related issuers (80% Policy).  Each Fund generally considers an issuer to be a real estate or real estate-related issuer if at least 50% of its revenue is from real estate or if it has at least 50% of its assets in real estate.  These companies include, among others, real estate investment trusts (REITs) and similar REIT-like entities domiciled outside the U.S., as well as other companies whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions that issue or service mortgages.

Each Fund invests primarily in REITs and other equity securities but may also invest in debt securities.  REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate-related loans or interests.  REITs are generally classified as equity REITs, mortgage REITs, or a combination of equity and mortgage REITs.  Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents.  Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments.

Each Fund may purchase or sell foreign currencies and/or engage in forward foreign currency exchange transactions in order to expedite settlement of portfolio transactions and to minimize currency fluctuations.  Each Fund may also enter into forward contracts to “lock in” the price of a security it has agreed to purchase or sell, in terms of U.S. dollars or other currencies in which the transaction will be consummated.

DMC will allocate each Fund’s assets among companies in various regions and countries throughout the world, including the U.S. and developed, developing, and emerging market non-U.S. countries.  Therefore, each Fund may at times have a significant investment in real estate companies organized or located outside the U.S. Conversely, under certain market conditions, DMC may shift more of the Fund’s investments to U.S. companies.  DMC may invest in securities issued in any currency and may hold foreign currency.

Each Fund’s investment strategy is based on both a top-down and a bottom-up assessment of countries and specific markets. From a top-down perspective, we consider each region’s economy, including current economic conditions, interest rates, job growth, and capital flows.  DMC’s bottom-up analysis is based on a relative valuation methodology that is focused on both real estate valuations and security-level research with disciplined portfolio management. Real estate factors that are important to our analysis would be supply/demand, vacancy rates, and rental growth in a particular market.  This market-by-market research is coupled with an overview of a company’s financials, cash flow, dividend growth rates, and management strategy. In addition, DMC considers selling a security based generally on the following disciplines: a security reaching our targeted price ranges; relative pricing of a security versus other investment opportunities; or a negative change in how we view a security’s fundamentals.

The Funds do not normally acquire securities for short-term purposes; however, we may take advantage of short-term opportunities that are consistent with the Fund’s investment objectives.

How do the fundamental investment restrictions of the Funds differ?

The Funds have adopted substantially the same fundamental investment restrictions, although they may be described with slight variations in their respective SAIs.  The Funds may not change any of their fundamental investment restrictions without approval by the holders of a “majority of the outstanding voting securities” of the respective Portfolio, which is the vote of: (i) more than 50% of the outstanding voting securities of the Portfolio; or (ii) 67% or more of the voting securities of the Portfolio present at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, whichever is less.  The Acquiring Fund’s fundamental investment restrictions are listed in the Acquiring Fund SAI, which is incorporated by reference into the Statement of Additional Information relating to this Information Statement/Prospectus and is available upon request.

What are the risk factors associated with investments in the Funds?

Like all investments, an investment in each Fund involves risk.  There is no assurance that a Fund will meet its investment objective.  A Fund’s ability to achieve its investment objective will depend, among other things, on the portfolio managers’ analytical and portfolio management skills.  As with many investments in mutual funds, the best results are generally achieved when investments in the Funds are held for a number of years.

Investments in the Funds are subject to several risks, which are summarized below.  While described with slight variations in their respective prospectuses, the Funds have substantially the same risks.

Market risk – The risk that all or a majority of the securities in a certain market – such as the stock or bond market – will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Real estate industry risk – This risk includes, among others:  possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the cleanup of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Foreign risk – The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

Small company risk – The risk that prices of small- and medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Nondiversification risk – A nondiversified fund has the flexibility to invest as much as 50% of its assets in as few as two issuers with no single issuer accounting for more than 25% of the fund.  The remaining 50% of its assets must be diversified so that no more than 5% of its assets are invested in the securities of a single issuer.  Because a nondiversified fund may invest its assets in fewer issuers, the value of its shares may increase or decrease more rapidly than if it were fully diversified.

Interest rate risk – The risk that securities will decrease in value if interest rates rise.  The risk is generally associated with bonds; however, because small- and medium-sized companies and companies in the real estate sector often borrow money to finance their operations, they may be adversely affected by rising interest rates.

Forward foreign currency risk – The use of forward foreign currency exchange contracts may substantially change a fund’s exposure to currency exchange to rates and could result in losses to the fund if currencies do not perform as DMC expects.  The use of these investments as a hedging technique to reduce a fund’s exposure to currency risks may also reduce its ability to benefit from favorable changes in currency exchange rates.

Counterparty risk – The risk that a counterparty to a derivative contract (such as a futures or options contract) or a repurchase agreement may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization).

Liquidity risk – The possibility that securities cannot be readily sold within seven days at approximately the price at which a fund has valued them.

Government and regulatory risk – The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

A more complete discussion of the risks of an investment in the Acquiring Fund is included in the Acquiring Fund Prospectus, which is enclosed with this Information Statement/Prospectus, under “The risks of investing in the Fund,” and in the Acquiring Fund’s Statement of Additional Information, under “Investment Strategies and Risks.”  A more complete discussion of the risks of an investment in the Target Fund is included in the Target Fund’s Prospectus, under “The risks of investing in the Fund.”

MORE INFORMATION ABOUT THE FUNDS

Transfer Agency Services.  Delaware Service Company, Inc. (“DSC”), 2005 Market Street, Philadelphia, Pennsylvania 19103, an affiliate of DMC, acts as the shareholder servicing, dividend disbursing, and transfer agent for the Funds and for other mutual funds in the Delaware Investments® Funds.

Custodial Services.  The Bank of New York Mellon (“BNY Mellon”) is the custodian of the securities and other assets of both of the Funds.  The main office of BNY Mellon is One Wall Street, New York, NY 10286.

Fund Accounting and Fund Administration Services.  BNY Mellon provides fund accounting and financial administration services to each Fund.  Those services include performing or overseeing all functions related to calculating each Fund’s net asset value and providing all financial reporting services, regulatory compliance testing and other related accounting services.

Oversight Services.  DSC also provides fund accounting and financial administration oversight services to the Funds.  Those services include overseeing the Funds’ pricing process, the calculation and payment of fund expenses, and financial reporting in shareholder reports, registration statements, and other regulatory filings.

Additional Information.  More information about the Acquiring Fund is included in:  (1) the current Acquiring Fund Prospectus dated [_____], 2012, which is incorporated by reference into this Information Statement/Prospectus; (2) the Acquiring Fund’s Statement of Additional Information dated [___________], 2012; (3) the Statement of Additional Information dated [________], 2012 relating to this Information Statement/Prospectus; and (4) the Global Real Estate Securities Portfolio’s Annual Report for the fiscal year ended October 31, 2011.  More information about the Target Fund is included in: (1) the Prospectus of the Target Fund dated January 28, 2012; (2) the Target Fund’s Statement of Additional Information dated January 28, 2012; (3) the Statement of Additional Information dated [_____], 2012 relating to this Information Statement/Prospectus; and (4) the Target Fund’s Annual Report for the fiscal year ended September 30, 2011.  Copies of each of the foregoing documents, which have been filed with the SEC, are available upon request and without charge by calling (800) 523-1918 or by writing to the Delaware Group Adviser Funds at Attention:  Account Services, P.O. Box 9876,

Providence, RI 02940-8076 by regular mail or 4400 Computer Drive, Westborough, MA 01581-1722 by overnight courier service.

This Information Statement/Prospectus, which constitutes part of a Registration Statement filed by the Acquiring Fund with the SEC under the Securities Act of 1933, as amended, omits certain information contained in such Registration Statement.  Reference is hereby made to the Registration Statement and to the exhibits and amendments thereto for further information with respect to the Acquiring Fund and the shares it offers.  Statements contained herein concerning provisions of certain documents are necessarily summaries of such documents, and each such statement is qualified in its entirety by reference to the full content of the applicable document filed with the SEC.

Each Fund also files proxy materials, reports, and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934, as amended (the “1934 Act”), and the 1940 Act.  These materials can be inspected and copied at the public reference facilities maintained by the SEC in Washington, D.C. (100 F Street, N.E., Room 1580, Washington, D.C. 20549) and at the following regional offices of the SEC:  New York Regional Office, 3 World Financial Center, Suite 400, New York, New York 10281; Miami Regional Office, 801 Brickell Avenue, Suite 1800, Miami, Florida 33131; Chicago Regional Office, 175 West Jackson Boulevard, Suite 900, Chicago, Illinois 60604; Denver Regional Office, 1801 California Street, Suite 1500, Denver, Colorado 80202; Los Angeles Regional Office, 5670 Wilshire Boulevard, Suite 1100, Los Angeles, California 90036; Atlanta Regional Office, 3475 Lenox Road, NE., Suite 1000, Atlanta, Georgia 30326; Boston Regional Office, 33 Arch Street, 23rd Floor, Boston, Massachusetts 02110; Fort Worth Regional Office, Burnett Plaza, Suite 1900, 801 Cherry Street, Unit #18, Fort Worth, Texas 76102; Philadelphia Regional Office, 701 Market Street, Suite 2000, Philadelphia, Pennsylvania 19106; Salt Lake City Regional Office, 15 W. South Temple Street, Suite 1800, Salt Lake City, Utah 84101; and San Francisco Regional Office, 44 Montgomery Street, Suite 2600, San Francisco, California 94104.  Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, D.C. 20549, at prescribed rates or from the SEC’s website at www.sec.gov.  To request information regarding the Funds, you may also send an e-mail to the SEC at publicinfo@sec.gov.

Shareholder Voting Information.  Whenever a matter affecting the Funds requires shareholder approval, a shareholder meeting generally will be held and a proxy statement and proxy/voting instruction forms will be sent to the Funds’ shareholders.

OWNERSHIP OF THE FUNDS

As of [July 30], 2012, the officers and Trustees of each Trust, as a group, owned less than 1% of the outstanding voting shares of each Class of each Fund.

To the knowledge of the Trusts, as of [July 30], 2012, no person, except as set forth in the table at Exhibit B, owned of record 5% or more of the outstanding shares of any class of the Target Fund or the Acquiring Fund.  Except as noted therein, the Trusts have no knowledge of beneficial ownership.

As of [July 30], 2012, the Target Fund had the following shares outstanding:

Class	Shares Outstanding
Class A	[_____]
Class C	[_____]
Class R	[_____]
Institutional Class	[_____]

EXHIBITS TO

INFORMATION STATEMENT/PROSPECTUS

Exhibit A	-	Form of Agreement and Plan of Reorganization

Exhibit B	-	Principal Holders of Shares

EXHIBIT A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

This AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”), made as of this 23rd day of May 2012, by and between Delaware Group Adviser Funds, a statutory trust created under the laws of the State of Delaware, with its principal place of business at 2005 Market Street, Philadelphia, Pennsylvania 19103, on behalf of its series, Delaware Global Real Estate Opportunities Fund (the “Acquiring Fund”), and Delaware Group Equity Funds IV, a statutory trust created under the laws of the State of Delaware, with its principal place of business at 2005 Market Street, Philadelphia, Pennsylvania 19103, on behalf of its series, Delaware Global Real Estate Securities Fund (the “Acquired Fund”).  Delaware Management Company, a series of Delaware Management Business Trust, joins this Agreement solely for purposes of Sections 10 and 13(b).

This Agreement is intended to be and is adopted as a “plan of reorganization” within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”), and Treasury Regulations Sections 1.368-2(g) and 1.368-3(a).

A condition precedent to the Reorganization (as defined below) is the reorganization of the Acquiring Fund and The Global Real Estate Securities Portfolio, a series of the Delaware Pooled Trust, a statutory trust created under the laws of the State of Delaware (the “Predecessor Acquiring Fund”), which will include the transfer of all of the Predecessor Acquiring Fund’s assets and assumption of all of the Predecessor Acquiring Fund’s liabilities by the Acquiring Fund in exchange for the issuance by the Acquiring Fund to the Predecessor Acquiring Fund of shares of beneficial interest of the Acquiring Fund and the distribution of those shares to the Predecessor Acquiring Fund’s shareholders. As the context requires, references in this Agreement to the Acquiring Fund’s assets, liabilities, activities, reports, returns and attributes include without so stating the assets, liabilities, activities, reports, returns and attributes of the Predecessor Acquiring Fund and, as appropriate, the value of each class of shares of the Acquiring Fund shall be based on the corresponding class of shares of the Predecessor Acquiring Fund.

PLAN OF REORGANIZATION

The reorganization (hereinafter referred to as the “Reorganization”) will consist of: (i) the acquisition by Delaware Group Adviser Funds on behalf of the Acquiring Fund of substantially all of the property, assets and goodwill of the Acquired Fund in exchange solely for (a) shares of beneficial interest, without par value, of the Acquiring Fund – Class A Shares (“Acquiring Fund Class A Shares”), (b) shares of beneficial interest, without par value, of the Acquiring Fund – Class C Shares (“Acquiring Fund Class C Shares”), (c) shares of beneficial interest, without par value, of the Acquiring Fund – Class R Shares (“Acquiring Fund Class R Shares”), and (d) shares of beneficial interest, without par value, of the Acquiring Fund – Institutional Class Shares  (“Acquiring Fund Institutional Class Shares”); (ii) the distribution of (a) Acquiring Fund Class A shares to the holders of the Acquired Fund – Class A shares (“Acquired Fund Class A Shares”), (b) Acquiring Fund Class C Shares to the holders of the

Acquired Fund – Class C shares (“Acquired Fund Class C Shares”), (c) Acquiring Fund Class R shares to the holders of the Acquired Fund – Class R shares (“Acquired Fund Class R Shares”), (d) Acquiring Fund Institutional Class shares to the holders of the Acquired Fund – Institutional Class shares (“Acquired Fund Institutional Class Shares”), according to their respective interests in complete liquidation of the Acquired Fund; and (iii) the dissolution of the Acquired Fund as soon as practicable after the closing (as referenced in Section 3 hereof, hereinafter called the “Closing”), all upon and subject to the terms and conditions of this Agreement hereinafter set forth.

AGREEMENT

In order to consummate the Reorganization and in consideration of the premises and of the covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:

1.	Sale and Transfer of Assets, Liquidation and Dissolution of the Acquired Fund

(a)           Subject to the terms and conditions of this Agreement, and in reliance on the representations and warranties of Delaware Group Adviser Funds herein contained, and in consideration of the delivery by Delaware Group Adviser Funds of the number of its shares of beneficial interest of the Acquiring Fund hereinafter provided, Delaware Group Equity Funds IV, on behalf of the Acquired Fund, agrees that it will sell, convey, transfer and deliver to Delaware Group Adviser Funds, on behalf of the Acquiring Fund, at the Closing provided for in Section 3, all of the then existing assets of the Acquired Fund as of the close of business (which hereinafter shall be, unless otherwise noted, the regular close of business of the New York Stock Exchange, Inc. (“NYSE”)) (“Close of Business”) on the valuation date (as defined in Section 3 hereof, hereinafter called the “Valuation Date”), which shall be the business day immediately preceding the date of Closing, free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders’ rights of redemption and such restrictions as might arise under the Securities Act of 1933, as amended (the “1933 Act”), with respect to privately placed or otherwise restricted securities that Acquired Fund may have acquired in the ordinary course of business), except for cash, bank deposits, or cash equivalent securities in an estimated amount necessary (1) to pay Acquired Fund’s costs and expenses of carrying out this Agreement (including, but not limited to, fees of counsel and accountants, and expenses of its liquidation and dissolution contemplated hereunder), which costs and expenses shall be established on the books of the Acquired Fund as liability reserves, (2) to discharge all of the Acquired Fund’s Liabilities (as defined below) on its books at the Close of Business on the Valuation Date including, but not limited to, its income dividends and capital gains distributions, if any, payable for any period prior to, and through, the Close of Business on the Valuation Date and excluding those liabilities and obligations that would otherwise be discharged at a later date in the ordinary course of business, and (3) to pay such contingent liabilities as the trustees of Delaware Group Equity Funds IV shall reasonably deem to exist against Acquired Fund, if any, at the Close of Business on the Valuation Date, for which contingent and other appropriate liability reserves shall be established on the books of the Acquired Fund (hereinafter “Net Assets”).  Delaware Group Equity Funds IV, on behalf of the Acquired Fund, shall also retain any and all rights that it may have over and against any person that may have accrued up to and including the Close of Business on the Valuation Date.  Delaware Group Equity Funds IV agrees to use commercially reasonable efforts to identify all of the Acquired Fund’s liabilities, debts, obligations and duties of any nature, whether accrued, absolute, contingent or otherwise (“Liabilities”) prior to the Valuation Date and to discharge all such known Liabilities on or prior to the Valuation Date.  In no event will Acquiring Fund assume or otherwise be responsible for any Liabilities of the Acquired Fund.

(b)           Subject to the terms and conditions of this Agreement, and in reliance on the representations and warranties of Delaware Group Equity Funds IV on behalf of the Acquired Fund herein contained, and in consideration of such sale, conveyance, transfer, and delivery, Delaware Group Adviser Funds agrees at the Closing to deliver to Delaware Group Equity Funds IV, on behalf of the Acquired Fund: (i) the number of the Acquiring Fund Class A Shares determined by dividing the net asset value per share of the Acquired Fund Class A Shares as of the Close of Business on the Valuation Date by the net asset value per share of the Acquiring Fund Class A Shares as of Close of Business on the Valuation Date, and multiplying the result by the number of outstanding Acquired Fund Class A Shares as of Close of Business on the Valuation Date; (ii) the number of the Acquiring Fund Class C Shares determined by dividing the net asset value per share of the Acquired Fund Class C Shares as of Close of Business on the Valuation Date by the net asset value per share of the Acquiring Fund Class C Shares as of Close of Business on the Valuation Date, and multiplying the result by the number of outstanding Acquired Fund Class C Shares as of Close of Business on the Valuation Date; (iii) the number of the Acquiring Fund Class R Shares determined by dividing the net asset value per share of the Acquired Fund Class R Shares as of Close of Business on the Valuation Date by the net asset value per share of the Acquiring Fund Class R Shares as of Close of Business on the Valuation Date, and multiplying the result by the number of outstanding Acquired Fund Class R Shares as of Close of Business on the Valuation Date; and (iv) the number of the Acquiring Fund Institutional Class Shares determined by dividing the net asset value per share of the Acquired Fund Institutional Class Shares as of the Close of Business on the Valuation Date by the net asset value per share of the Acquiring Fund Institutional Class Shares as of Close of Business on the Valuation Date, and multiplying the result by the number of outstanding Acquired Fund Institutional Class Shares as of Close of Business on the Valuation Date.  All such values shall be determined in the manner and as of the time set forth in Section 2 hereof.

(c)           As soon as practicable following the Closing, Delaware Group Equity Funds IV shall dissolve the Acquired Fund and distribute pro rata to the Acquired Fund’s shareholders of record as of the Close of Business on the Valuation Date, the shares of beneficial interest of the Acquiring Fund received by the Acquired Fund pursuant to this Section 1.  Such dissolution and distribution shall be accomplished by the establishment of accounts on the share records of the Acquiring Fund of the type and in the amounts due such shareholders pursuant to this Section 1 based on their respective holdings of shares of the Acquired Fund as of the Close of Business on the Valuation Date.  Fractional shares of beneficial interest of the Acquiring Fund shall be carried to the third decimal place.  No certificates representing shares of beneficial interest of the Acquiring Fund will be issued to shareholders of the Acquired Fund shares irrespective of whether such shareholders hold their shares in certificated form.

(d)           At the Closing, each outstanding certificate that, prior to Closing, represented shares of beneficial interest of the Acquired Fund, shall be cancelled and shall no longer evidence ownership thereof.

(e)           At the Closing, each shareholder of record of the Acquired Fund as of the record date (the “Distribution Record Date”) with respect to any unpaid dividends and other distributions that were declared prior to the Closing, including any dividend or distribution declared pursuant to Section 9(e) hereof, shall have the right to receive such unpaid dividends and distributions with respect to the shares of the Acquired Fund that such person had on such Distribution Record Date.

2.	Valuation

(a)           The value of the Acquired Fund’s Net Assets to be acquired by the Acquiring Fund hereunder shall be computed as of Close of Business on the Valuation Date using the valuation procedures set forth in Acquired Fund’s currently effective prospectus and statement of additional information.

(b)           The net asset value of the Acquiring Fund Class A Shares, Acquiring Fund Class C Shares, Acquiring Fund Class R Shares, and Acquiring Fund Institutional Class Shares shall be determined to the nearest full cent as of the Close of Business on the Valuation Date using the valuation procedures set forth in Acquiring Fund’s currently effective prospectus and statement of additional information.

(c)           The net asset value of the Acquired Fund Class A Shares, Acquired Fund Class C Shares, Acquired Fund Class R Shares, and Acquired Fund Institutional Class Shares shall be determined to the nearest full cent as of the Close of Business on the Valuation Date, using the valuation procedures as set forth in Acquired Fund’s currently effective prospectus and statement of additional information.

3.           Closing and Valuation Date

The Reorganization shall close on [September 28], 2012 or such other date as the parties may agree (the “Closing Date”).  All acts taking place at the Closing shall be deemed to take place simultaneously as of 9:15 a.m., Eastern Time on the Closing Date unless otherwise agreed to by the parties (the “Closing Time”).  The Closing shall take place at the principal office of Delaware Group Adviser Funds, 2005 Market Street, Philadelphia, Pennsylvania 19103.  Notwithstanding anything herein to the contrary, in the event that on the Valuation Date (a) the NYSE shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of Delaware Group Adviser Funds or Delaware Group Equity Funds IV, accurate appraisal of the value of the net assets of the Acquired Fund or Acquiring Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed without restriction or disruption, reporting shall have been restored and accurate appraisal of the value of the net assets of the Acquired Fund and Acquiring Fund is practicable in the judgment of Delaware Group Adviser Funds and Delaware Group Equity Funds IV.

Delaware Group Equity Funds IV shall have provided for delivery as of the Closing of those Net Assets of the Acquired Fund to be transferred to Delaware Group Adviser Funds’ Custodian, The Bank of New York Mellon, One Wall Street, New York, NY 10286.  Also, Delaware Group Equity Funds IV shall deliver at the Closing a list (which may be in electronic form) of names and addresses of the shareholders of record of its Acquired Fund shares, and the number of full and fractional shares of beneficial interest of such classes owned by each such shareholder, indicating thereon which such shares are represented by outstanding certificates and which by book-entry accounts, all as of the Close of Business on the Valuation Date, certified by its transfer agent, or by its President or Vice-President to the best of their knowledge and belief.  Delaware Group Adviser Funds shall provide evidence satisfactory to Delaware Group Equity Funds IV in such manner as Delaware Group Equity Funds IV may reasonably request that such shares of beneficial interest of the Acquiring Fund have been registered in an open account on the books of the Acquiring Fund.

4.	Representations and Warranties by Delaware Group Equity Funds IV

Delaware Group Equity Funds IV represents and warrants to Delaware Group Adviser Funds that:

(a)           Delaware Group Equity Funds IV is a statutory trust created under the laws of the State of Delaware on December 17, 1998, and is validly existing and in good standing under the laws of that State.  Delaware Group Equity Funds IV, of which Acquired Fund is a separate series, is duly registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company.  Such registration is in full force and effect as of the date hereof and will be in full force and effect as of the Closing.

(b)           Delaware Group Equity Funds IV is authorized to issue an unlimited number of shares of beneficial interest of the Acquired Fund, with no par value.  Such registration is in full force and effect as of the date hereof and will be in full force and effect as of the Closing.

(c)           The financial statements appearing in Acquired Fund’s Annual Report to Shareholders for the fiscal year ended September 30, 2011, audited by PricewaterhouseCoopers LLP, copies of which have been delivered to Delaware Group Adviser Funds, and any unaudited financial statements since that date, copies of which may be furnished to Delaware Group Adviser Funds, fairly present the financial position of the Acquired Fund as of the date indicated, and the results of its operations for the period indicated, in conformity with generally accepted accounting principles applied on a consistent basis.

(d)           The books and records of the Acquired Fund, including FIN 48 work papers (as defined below) and supporting statements, made available to Delaware Group Adviser Funds and/or its counsel are true and correct in all material respects and contain no material omissions with respect to the business and operations of the Acquired Fund.

(e)           The statement of assets and liabilities to be furnished by Delaware Group Equity Funds IV as of the Close of Business on the Valuation Date for the purpose of determining the number of shares of beneficial interest of the Acquiring Fund to be issued pursuant to Section 1 hereof will accurately reflect the Net Assets of the Acquired Fund and outstanding shares of beneficial interest, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

(f)           At the Closing, Delaware Group Equity Funds IV, on behalf of the Acquired Fund, will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in subsection (e) above, free and clear of all liens or encumbrances of any nature whatsoever except such restrictions as might arise under the 1933 Act with respect to privately placed or otherwise restricted securities that it may have acquired in the ordinary course of business and such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

(g)           Delaware Group Equity Funds IV has the necessary trust power and trust authority to conduct its business and the business of the Acquired Fund as such businesses are now being conducted.

(h)           Delaware Group Equity Funds IV is not a party to or obligated under any provision of its Agreement and Declaration of Trust, By-Laws, or any material contract or any other material commitment or obligation, and is not subject to any order or decree that would be violated by its execution of or performance under this Agreement.

(i)           Delaware Group Equity Funds IV has full trust power and trust authority to enter into and perform its obligations under this Agreement, subject to approval of this Agreement by the Acquired Fund’s shareholders.  Except as provided in the immediately preceding sentence, the execution, delivery and performance of this Agreement have been validly authorized, and this Agreement constitutes its legal, valid and binding obligation enforceable against it in accordance with its terms, subject as to enforcement to the effect of bankruptcy, insolvency, reorganization, arrangement among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditor’s rights and to general equity principles.

(j)           Neither Delaware Group Equity Funds IV nor Acquired Fund is under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Internal Revenue Code of 1986, as amended (the “Code”).

(k)           Delaware Group Equity Funds IV does not have any unamortized or unpaid organizational fees or expenses.  There is no inter-corporate indebtedness existing between Acquired Fund and Acquiring Fund that was issued, acquired, or will be settled at a discount.

(l)           The Acquired Fund has elected to be treated as a regulated investment company (“RIC”) for federal income tax purposes under Part I of Subchapter M of the Code,

Acquired Fund is a “fund” as defined in Section 851(g)(2) of the Code, has qualified as a RIC for each taxable year since inception that has ended prior to the Closing Date and will have satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date, has no earnings and profits accumulated in any taxable year to which the provisions of Subchapter M of the Code (or the corresponding provisions of prior law) did not apply, and consummation of the transactions contemplated by the Agreement will not cause it to fail to be qualified as a RIC as of the Closing.

5.           Representations and Warranties by Delaware Group Adviser Funds

Delaware Group Adviser Funds represents and warrants to Delaware Group Equity Funds IV that:

(a)           Delaware Group Adviser Funds is a statutory trust created under the laws of the State of Delaware on December 17, 1998, and is validly existing and in good standing under the laws of that State.  Delaware Group Adviser Funds, of which Acquiring Fund will be a separate series of shares, is duly registered under the 1940 Act as an open-end, management investment company, such registration is in full force and effect as of the date hereof and will be in full force and effect as of the Closing.

(b)           Delaware Group Adviser Funds is authorized to issue an unlimited number of shares of beneficial interest, without par value, of the Acquiring Fund.  Each outstanding share of the Acquiring Fund is fully paid, non-assessable and has full voting rights.  The shares of beneficial interest of the Acquiring Fund to be issued pursuant to Section 1 hereof will, upon their issuance, be validly issued and fully paid and non-assessable and have full voting rights.

(c)           At the Closing, each class of shares of beneficial interest of the Acquiring Fund to be issued pursuant to this Agreement will be eligible for offering to the public in those states of the United States and jurisdictions in which the corresponding class of shares of the Acquired Fund are presently eligible for offering to the public, and there are an unlimited number of shares registered under the 1933 Act such that there is a sufficient number of such shares to permit the transfers contemplated by this Agreement to be consummated.

(d)           The financial statements appearing in the Predecessor Acquiring Fund’s Annual Report to Shareholders for the fiscal year ended October 31, 2011, audited by PricewaterhouseCoopers LLP, copies of which have been delivered to Delaware Group Adviser Funds and Delaware Group Equity Funds IV, and any unaudited financial statements since that date, copies of which may be furnished to Delaware Group Equity Funds IV, fairly present the financial position of the Predecessor Acquiring Fund as of the date indicated, and the results of its operations for the period indicated, in conformity with generally accepted accounting principles applied on a consistent basis.

(e)           The statement of assets and liabilities of the Acquiring Fund to be furnished by Delaware Group Adviser Funds as of the Close of Business on the Valuation Date for the purpose of determining the number of shares of beneficial interest of the Acquiring Fund to be issued pursuant to Section 1 hereof will accurately reflect the net assets of the Acquiring Fund and outstanding shares of beneficial interest, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

(f)           At the Closing, Delaware Group Adviser Funds will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in subsection (d) above, free and clear of all liens or encumbrances of any nature whatsoever except such restrictions as might arise under the 1933 Act with respect to privately placed or otherwise restricted securities that it may have acquired in the ordinary course of business and such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

(g)           Delaware Group Adviser Funds has the necessary trust power and trust authority to conduct its business and the business of the Acquiring Fund as such businesses are now being conducted.

(h)           Delaware Group Adviser Funds is not a party to or obligated under any provision of its Agreement and Declaration of Trust, By-Laws, or any material contract or any other material commitment or obligation, and is not subject to any order or decree that would be violated by its execution of or performance under this Agreement.

(i)           Delaware Group Adviser Funds has full trust power and trust authority to enter into and perform its obligations under this Agreement.  The execution, delivery and performance of this Agreement have been validly authorized, and this Agreement constitutes its legal, valid and binding obligation enforceable against it in accordance with its terms, subject, as to enforcement, to the effect of bankruptcy, insolvency reorganization, arrangements among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditors rights and to general equity principles.

(j)           Neither Delaware Group Adviser Funds nor Acquiring Fund is under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

(k)           The books and records of the Acquiring Fund, including FIN 48 work papers and supporting statements, made available to Delaware Group Equity Funds IV and/or its counsel are true and correct in all material respects and contain no material omissions with respect to the business and operations of the Acquiring Fund.

(l)           The Acquiring Fund has elected to be treated as a RIC for federal income tax purposes under Part I of Subchapter M of the Code, Acquiring Fund is a “fund” as defined in Section 851(g)(2) of the Code, has qualified as a RIC for each taxable year since inception that has ended prior to the Closing Date and will have satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date, has no earnings and profits accumulated in any taxable year to which the provisions of Subchapter M of the Code (or the corresponding provisions of prior law) did not apply, and consummation of the transactions contemplated by the Agreement will not cause it to fail to be qualified as a RIC as of the Closing.

6.	Representations and Warranties by Delaware Group Equity Funds IV and Delaware Group Adviser Funds

Delaware Group Equity Funds IV and Delaware Group Adviser Funds each represent and warrant to the other that:

(a)           Except as discussed in its currently effective prospectus, there are no legal, administrative or other proceedings or investigations against it, or, to its knowledge, threatened against it, that would materially affect its financial condition or its ability to consummate the transactions contemplated by this Agreement.  It is not charged with or, to its knowledge, threatened with, any violation or investigation of any possible violation of any provisions of any federal, state or local law or regulation or administrative ruling relating to any aspect of its business.

(b)           There are no known actual or proposed deficiency assessments with respect to any taxes payable by it.

(c)           It has duly and timely filed, on behalf of the Acquired Fund or Acquiring Fund, as appropriate, all Tax (as defined below) returns and reports (including information returns), which are required to be filed by such Acquired Fund or Acquiring Fund, and all such returns and reports accurately state the amount of Tax owed for the periods covered by the returns, or, in the case of information returns, the amount and character of income required to be reported by such Acquired Fund or Acquiring Fund.  On behalf of the Acquired Fund or Acquiring Fund, as appropriate, it has paid or made provision and properly accounted for all Taxes (as defined below) due or properly shown to be due on such returns and reports.  The amounts set up as provisions for Taxes in the books and records of the Acquired Fund or Acquiring Fund, as appropriate, as of the Close of Business on the Valuation Date will, to the extent required by generally accepted accounting principles, be sufficient for the payment of all Taxes of any kind, whether accrued, due, absolute, contingent or otherwise, which were or which may be payable by the Acquired Fund or Acquiring Fund, as appropriate, for any periods or fiscal years prior to and including the Close of Business on the Valuation Date, including all Taxes imposed before or after the Close of Business on the Valuation Date that are attributable to any such period or fiscal year.  No return filed by it, on behalf of the Acquired Fund or Acquiring Fund, as appropriate, is currently being audited by the Internal Revenue Service or by any state or local taxing authority.  As used in this Agreement, “Tax” or “Taxes” means all federal, state, local and foreign (whether imposed by a country or political subdivision or authority thereunder) income, gross receipts, excise, sales, use, value added, employment, franchise, profits, property, ad valorem or other taxes, stamp taxes and duties, fees, assessments or charges, whether payable directly or by withholding, together with any interest and any penalties, additions to tax or additional amounts imposed by any taxing authority (foreign or domestic) with respect thereto. To its knowledge, there are no levies, liens or encumbrances relating to Taxes existing, threatened or pending with respect to the assets of the Acquired Fund or Acquiring Fund, as appropriate.

(d)           All information provided to Delaware Group Equity Funds IV by Delaware Group Adviser Funds, and by Delaware Group Equity Funds IV to Delaware Group Adviser Funds, for inclusion in, or transmittal with, the Prospectus/Information Statement with respect to this Agreement pursuant to which approval of the Acquired Fund’s shareholders will be sought, shall not contain any untrue statement of a material fact, or omit to state a material fact required to be stated therein in order to make the statements made therein, in light of the circumstances under which they were made, not misleading.

(e)           No consent, approval, authorization or order of any court or governmental authority, or of any other person or entity, is required for the consummation of the transactions contemplated by this Agreement, except as may be required by the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), the 1940 Act, or state securities laws or Delaware statutory trust laws (including, in the case of each of the foregoing, the rules and regulations thereunder).

7.	Covenants of Delaware Group Equity Funds IV

(a)           Delaware Group Equity Funds IV covenants to operate the business of the Acquired Fund as presently conducted between the date hereof and the Closing.

(b)           Delaware Group Equity Funds IV undertakes that Acquired Fund will not acquire the shares of beneficial interest of the Acquiring Fund for the purpose of making distributions thereof other than to the Acquired Fund’s shareholders.

(c)           Delaware Group Equity Funds IV covenants that by the Closing, all of the Acquired Fund’s federal and other Tax returns and reports required by law to be filed on or before such date shall have been filed and all federal and other Taxes shown as due on said returns either shall have been paid or adequate liability reserves shall have been provided for the payment of such Taxes.

(d)           Delaware Group Equity Funds IV will at the Closing provide Delaware Group Adviser Funds with:

(1)           A statement of the respective tax basis and holding period of all investments to be transferred by the Acquired Fund to the Acquiring Fund.

(2)           A copy (which may be in electronic form) of the shareholder ledger accounts including, without limitation, the name, address and taxpayer identification number of each shareholder of record, the number of shares of beneficial interest held by each shareholder, the dividend reinvestment elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications, notices or records on file with Acquired Fund with respect to each shareholder, for all of the shareholders of record of the Acquired

                                               Fund as of the Close of Business on the Valuation Date, who are to become holders of the Acquiring Fund as a result of the transfer of assets that is the subject of this Agreement.

(3)           If requested by the Acquiring Fund, all work papers and supporting statements related to ASC 740-10-25 (formerly, “Accounting for Uncertainty in Income Taxes,” FASB Interpretation No. 48, July 13, 2006) pertaining to the Acquired Fund (the “FIN 48 Workpapers”), and

(4)           The tax books and records of the Acquired Fund for purposes of preparing any returns required by law to be filed for tax periods ending after the Closing Date.

(e)           Delaware Group Equity Funds IV agrees to mail to each shareholder of record an Information Statement/Prospectus on Form N-14 (the “Registration Statement”) under the 1933 Act that complies in all material respects with the applicable provisions of the 1934 Act and of the 1940 Act, and the rules and regulations promulgated thereunder.

(f)           Delaware Group Equity Funds IV shall supply to Delaware Group Adviser Funds, at the Closing, the statement of the assets and liabilities described in Section 4(e) of this Agreement in conformity with the requirements described in such Section.

(g)           As promptly as practicable, but in any case within sixty days after the Closing Date, Acquired Fund shall furnish Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code.

(h)           As soon as is reasonably practicable after the Closing, the Acquired Fund will make one or more liquidating distributions to its shareholders consisting of the applicable class of shares of the Acquiring Fund received at the Closing, as set forth in Section 1 hereof.

8.           Covenants of Delaware Group Adviser Funds

(a)           Delaware Group Adviser Funds covenants that the shares of beneficial interest of the Acquiring Fund to be issued and delivered to the Acquired Fund pursuant to the terms of Section 1 hereof shall have been duly authorized as of the Closing and, when so issued and delivered, shall be registered under the 1933 Act, validly issued, and fully paid and non-assessable, and no shareholder of the Acquiring Fund shall have any statutory or contractual preemptive right of subscription or purchase in respect thereof, other than any rights created pursuant to this Agreement.

(b)           Delaware Group Adviser Funds covenants to operate the business of the Acquiring Fund as presently conducted between the date hereof and the Closing.

(c)           Delaware Group Adviser Funds covenant that by the Closing, all of the Acquiring Fund’s federal and other Tax returns and reports required by law to be filed on or before such date shall have been filed and all federal and other Taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such Taxes.

(d)           Delaware Group Adviser Funds shall supply to Delaware Group Equity Funds IV, at the Closing, the statement of assets and liabilities described in Section 5(e) of this Agreement in conformity with the requirements described in such Section.

(e)           Delaware Group Adviser Funds shall have filed with the United States Securities and Exchange Commission (the “Commission”) the Registration Statement, relating to the shares of beneficial interest of the Acquiring Fund issuable hereunder, and shall have used its best efforts to provide that such Registration Statement becomes effective as promptly as practicable.  At the time such Registration Statement becomes effective, it (i) complied in all material respects with the applicable provisions of the 1933 Act, the 1934 Act and the 1940 Act, and the rules and regulations promulgated thereunder; and (ii) will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.  At the time the Registration Statement becomes effective, at the time of the Acquired Fund’s shareholders’ meeting, and at the Closing, the prospectus and statement of additional information included in the Registration Statement did not and will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

9.	Conditions Precedent to be Fulfilled by Delaware Group Equity Funds IV and Delaware Group Adviser Funds

The obligations of Delaware Group Equity Funds IV and Delaware Group Adviser Funds to effectuate this Agreement and the Reorganization hereunder shall be subject to the following respective conditions:

(a)           That (1) all the representations and warranties of the other party contained herein shall be true and correct in all material respects as of the Closing with the same effect as though made as of and at such date; (2) the other party shall have performed, or arranged to have performed on its behalf, all obligations required by this Agreement to be performed by it at or prior to the Closing; and (3) the other party shall have delivered to such party a certificate signed by the President or Vice-President and by the Secretary or equivalent officer to the foregoing effect.

(b)           That the other party shall have delivered to such party a copy of the resolutions approving this Agreement adopted by the other party’s Board of Trustees, certified by the Secretary or equivalent officer.

(c)           That the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the 1940 Act, nor instituted nor threatened to institute any proceeding seeking to enjoin the consummation of the reorganization contemplated hereby under Section 25(c) of the 1940 Act, and no other legal, administrative or other proceeding shall be instituted or threatened that would materially and adversely affect the financial condition of either party or would prohibit the transactions contemplated hereby.

(d)           That this Agreement, the Reorganization and the transactions contemplated hereby shall have been approved by the Board of Trustees of the Acquired Fund.

(e)           The Acquired Fund will declare on or prior to the Valuation Date to the shareholders of the Acquired Fund a dividend or dividends that, together with all previous such dividends, shall have the effect of distributing to its shareholders (i) all of the Acquired Fund’s investment company taxable income for the taxable year ended prior to the Closing Date and substantially all of such investment company taxable income for the final taxable year ending with its complete liquidation (in each case determined without regard to any deductions for dividends paid); and (ii) all of the Acquired Fund’s net capital gain recognized in its taxable year ended prior to the Closing Date and substantially all of any such net capital gain recognized in such final taxable year (in each case after reduction for any capital loss carryover);

(f)           That all required consents of other parties and all other consents, orders and permits of federal, state and local authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary “no-action” positions or exemptive orders from such federal and state authorities) to permit consummation of the transaction contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve risk of material adverse effect on the assets and properties of the Acquired Fund or Acquiring Fund.

(g)           That prior to or at the Closing, Delaware Group Equity Funds IV and Delaware Group Adviser Funds shall receive an opinion from Stradley Ronon Stevens & Young, LLP (“SRSY”) to the effect that, provided the acquisition contemplated hereby is carried out in accordance with the applicable laws of the State of Delaware, this Agreement and in accordance with customary representations provided by Delaware Group Equity Funds IV and Delaware Group Adviser Funds with regard to matters of fact in certificates delivered to SRSY:

(1)           The acquisition by the Acquiring Fund of substantially all of the assets of the Acquired Fund in exchange solely for Acquiring Fund shares to be issued pursuant to Section 1 hereof, followed by the distribution by the Acquired Fund to its shareholders of the Acquiring Fund shares in complete liquidation of the Acquired Fund, should qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and Acquiring Fund and Acquired Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code;

(2)           No gain or loss should be recognized by the Acquired Fund upon the transfer of substantially all of its assets to the Acquiring Fund in exchange solely for the voting shares of the Acquiring Fund (to be issued in accordance with Section 1 hereof) under Section 361(a) and Section 357(a) of the Code;

(3)           No gain or loss will be recognized by the Acquiring Fund upon the receipt by it of substantially all of the assets of the Acquired Fund in exchange solely for the voting shares of the Acquiring Fund (to be issued in accordance with Section 1 hereof) under Section 1032(a) of the Code;

(4)           No gain or loss should be recognized by the Acquired Fund upon the distribution of the Acquiring Fund shares to the Acquired Fund shareholders in accordance with Section 1 hereof in liquidation of the Acquired Fund under Section 361(c)(1) of the Code.

(5)           The tax basis of the assets of the Acquired Fund received by the Acquiring Fund should be the same as the tax basis of such assets to the Acquired Fund immediately prior to the exchange under Section 362(b) of the Code;

(6)           The holding period of the assets of the Acquired Fund received by the Acquiring Fund should include the period during which such assets were held by the Acquired Fund under Section 1223(2) of the Code;

(7)           No gain or loss should be recognized by the shareholders of the Acquired Fund upon the exchange of their shares in Acquired Fund solely for the voting shares (including fractional shares to which they may be entitled) of the Acquiring Fund (to be issued in accordance with Section 1 hereof) under Section 354(a) of the Code;

(8)           The aggregate tax basis of the Acquiring Fund shares received by the Acquired Fund shareholders in accordance with Section 1 hereof (including fractional shares to which they may be entitled) should be the same as the aggregate tax basis of the shares of the Acquired Fund exchanged therefor under Section 358(a)(1) of the Code;

(9)           The holding period of the Acquiring Fund’s shares received by the Acquired Fund’s shareholders in accordance with Section 1 hereof (including fractional shares to which they may be entitled) should include the holding period of the Acquired Fund’s shares surrendered in exchange therefor, provided that Acquired Fund shares were held as a capital asset on the date of the Reorganization under Section 1223(l) of the Code; and

(10)           Acquiring Fund should succeed to and take into account as of the date of the transfer (as defined in Section 1.381(b)-1(b) of the regulations issued by the United States Treasury (the “Treasury Regulations”)) the items of the Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code, and the Treasury Regulations.

The foregoing opinion may state that no opinion is expressed as to the effect of the Reorganization on the Acquired Fund, the Acquiring Fund or any

Acquiring Fund shareholder with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

(h)           That Delaware Group Adviser Funds shall have received an opinion in form and substance reasonably satisfactory to it from SRSY, counsel to Delaware Group Equity Funds IV, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, arrangement among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditor’s rights and to general equity principles:

(1)           Delaware Group Equity Funds IV was created as a statutory trust (formerly known as a business trust) under the laws of the State of Delaware on December 17, 1998, and is validly existing and in good standing under the laws of the State of Delaware;

(2)           Delaware Group Equity Funds IV is authorized to issue an unlimited number of shares of beneficial interest, without par value, of the Acquired Fund;

(3)           Delaware Group Equity Funds IV is an open-end, investment company of the management type registered as such under the 1940 Act;

(4)           Except as disclosed in Acquired Fund’s currently effective prospectus, such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against Delaware Group Equity Funds IV, the unfavorable outcome of which would materially and adversely affect Delaware Group Equity Funds IV or Acquired Fund;

(5)           To such counsel’s knowledge, no consent, approval, authorization or order of any court, governmental authority or agency is required for the consummation by Delaware Group Equity Funds IV of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and Delaware laws (including, in the case of each of the foregoing, the rules and regulations thereunder) and such as may be required under state securities laws;

(6)           Neither the execution, delivery nor performance of this Agreement by Delaware Group Equity Funds IV violates any provision of its Agreement and Declaration of Trust, its By-Laws, or the provisions of any agreement or other instrument, known to such counsel to which Delaware Group Equity Funds IV is a party or by which Delaware Group Equity Funds IV is otherwise bound; and

(7)           This Agreement has been validly authorized and executed by Delaware Group Equity Funds IV and represents the legal, valid and binding obligation of Delaware Group Equity Funds IV and is enforceable against Delaware Group Equity Funds IV in accordance with its terms.

In giving the opinions set forth above, SRSY may state that it is relying on certificates of the officers of Delaware Group Equity Funds IV with regard to matters of fact and certain certifications and written statements of governmental officials with respect to the good standing of Delaware Group Equity Funds IV.

(i)           That Delaware Group Equity Funds IV shall have received an opinion in form and substance reasonably satisfactory to it from SRSY, counsel to Delaware Group Equity Funds IV, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, arrangement among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditor’s rights and to general equity principles:

(1)           Delaware Group Adviser Funds was created as a statutory trust (formerly known as a business trust) under the laws of the State of Delaware on December 17, 1998, and is validly existing and in good standing under the laws of the State of Delaware;

(2)           Delaware Group Adviser Funds is authorized to issue an unlimited number of shares of beneficial interest, without par value, of the Acquiring Fund;

(3)           Delaware Group Adviser Funds is an open-end investment company of the management type registered as such under the 1940 Act;

(4)           Except as disclosed in Acquiring Fund’s currently effective prospectus, such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against Delaware Group Adviser Funds, the unfavorable outcome of which would materially and adversely affect Delaware Group Adviser Funds or Acquiring Fund;

(5)           The shares of beneficial interest of the Acquiring Fund to be issued pursuant to the terms of Section 1 hereof have been duly authorized and, when issued and delivered as provided in this Agreement, will have been validly issued and fully paid and will be non-assessable by Delaware Group Adviser Funds or Acquiring Fund, and to such counsel’s knowledge, no shareholder has any preemptive right to subscription or purchase in respect thereof other than any rights that may be deemed to have been granted pursuant to this Agreement;

(6)           To such counsel’s knowledge, no consent, approval, authorization or order of any court, governmental authority or agency is required for the consummation by Delaware Group Adviser Funds of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and Delaware laws (including, in the case of each of the foregoing, the rules and regulations thereunder) and such as may be required under state securities laws;

(7)           Neither the execution, delivery nor performance of this Agreement by Delaware Group Adviser Funds violates any provision of its Agreement and Declaration of Trust, its By-Laws, or the provisions of any agreement or other instrument, known to such counsel to which Delaware Group Adviser Funds is a party or by which Delaware Group Adviser Funds is otherwise bound; and

(8)           This Agreement has been validly authorized and executed by Delaware Group Adviser Funds and represents the legal, valid and binding obligation of Delaware Group Adviser Funds and is enforceable against Delaware Group Adviser Funds in accordance with its terms.

In giving the opinions set forth above, SRSY may state that it is relying on certificates of the officers of Delaware Group Adviser Funds with regard to matters of fact and certain certifications and written statements of governmental officials with respect to the good standing of Delaware Group Adviser Funds.

(j)           That Delaware Group Equity Funds IV’s Registration Statement with respect to the shares of beneficial interest of the Acquiring Fund to be delivered to the Acquired Fund’s shareholders in accordance with Section 1 hereof shall have become effective, and no stop order suspending the effectiveness of the Registration Statement or any amendment or supplement thereto, shall have been issued prior to the Closing or shall be in effect at the Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

(k)           That the shares of beneficial interest of the Acquiring Fund to be delivered in accordance with Section 1 hereof shall be eligible for sale by Delaware Group Adviser Funds with each state commission or agency with which such eligibility is required in order to permit the shares lawfully to be delivered to each Acquired Fund shareholder.

(l)           That at the Closing, Delaware Group Equity Funds IV, on behalf of the Acquired Fund, transfers to the Acquiring Fund aggregate Net Assets of the Acquired Fund comprising at least 90% in fair market value of the total net assets and 70% in fair market value of the total gross assets recorded on the books of the Acquired Fund at the Close of Business on the Valuation Date.

10.           Fees and Expenses     The expenses of entering into and carrying out the provisions of this Agreement, whether or not consummated, shall be borne by Delaware Management Company, a series of Delaware Management Business Trust.

11.	Termination; Waiver; Order

(a)           Anything contained in this Agreement to the contrary notwithstanding, this Agreement may be terminated and the Reorganization abandoned at any time (whether before or after adoption thereof by the shareholders of the Acquired Fund) prior to the Closing as follows:

(1)           by mutual consent of Delaware Group Equity Funds IV and Delaware Group Adviser Funds;

(2)           by Delaware Group Adviser Funds if any condition precedent to its obligations set forth in Section 9 has not been fulfilled by Delaware Group Equity Funds IV or waived by Delaware Group Adviser Funds; or

(3)           by Delaware Group Equity Funds IV if any condition precedent to its obligations set forth in Section 9 has not been fulfilled by Delaware Group Adviser Funds or waived by Delaware Group Equity Funds IV.

(b)           If the transactions contemplated by this Agreement have not been consummated by December 31, 2012, this Agreement shall automatically terminate on that date, unless a later date is agreed to by both Delaware Group Equity Funds IV and Delaware Group Adviser Funds.

(c)           In the event of termination of this Agreement pursuant to the provisions hereof, the same shall become void and have no further effect, and there shall not be any liability on the part of either Delaware Group Equity Funds IV or Delaware Group Adviser Funds or persons who are their trustees, officers, agents or shareholders in respect of this Agreement.

(d)           At any time prior to the Closing, any of the terms or conditions of this Agreement may be waived by either Delaware Group Equity Funds IV or Delaware Group Adviser Funds, respectively (whichever is entitled to the benefit thereof).

(e)            The respective representations, warranties and covenants contained in Sections 4-8 hereof shall expire with, and be terminated by, the consummation of the Agreement, and neither Delaware Group Equity Funds IV nor Delaware Group Adviser Funds, nor any of their officers, trustees, agents or shareholders shall have any liability with respect to such representations or warranties after the Closing.  This provision shall not protect any officer, trustee, agent or shareholder of Delaware Group Equity Funds IV or Delaware Group Adviser Funds against any liability to the entity for which that officer, trustee, agent or shareholder so acts or to its shareholders to which that officer, trustee, agent or shareholder would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties in the conduct of such office.

(f)           If any order or orders of the Commission with respect to this Agreement shall be issued prior to the Closing and shall impose any terms or conditions that are determined by action of the Board of Trustees of Delaware Group Equity Funds IV or the Board of Trustees of Delaware Group Adviser Funds to be acceptable, such terms and conditions shall be binding as if a part of this Agreement without further vote or approval of the shareholders of the Acquired Fund, unless such further vote is required by applicable law or by mutual consent of the parties.

              12.           Liability of Delaware Group Adviser Funds and Delaware Group Equity Funds IV

(a)           Each party acknowledges and agrees that all obligations of Delaware Group Adviser Funds under this Agreement are binding only with respect to the Acquiring Fund; that any liability of Delaware Group Adviser Funds under this Agreement with respect to the Acquiring Fund, or in connection with the transactions contemplated herein with respect to the Acquiring Fund, shall be discharged only out of the assets of the Acquiring Fund; that no other series of Delaware Group Adviser Funds shall be liable with respect to this Agreement or in connection with the transactions contemplated herein; and that neither Delaware Group Equity Funds IV nor the Acquired Fund shall seek satisfaction of any such obligation or liability from the shareholders of Delaware Group Adviser Funds, the trustees, officers, employees or agents of Delaware Group Adviser Funds, or any of them.

(b)           Each party acknowledges and agrees that all obligations of Delaware Group Equity Funds IV under this Agreement are binding only with respect to the Acquired Fund; that any liability of Delaware Group Equity Funds IV under this Agreement with respect to the Acquired Fund, or in connection with the transactions contemplated herein with respect to the Acquired Fund, shall be discharged only out of the assets of the Acquired Fund; that no other series of Delaware Group Equity Funds IV shall be liable with respect to this Agreement or in connection with the transactions contemplated herein; and that neither Delaware Group Adviser Funds nor the Acquiring Fund shall seek satisfaction of any such obligation or liability from the shareholders of Delaware Group Equity Funds IV, the trustees, officers, employees or agents of Delaware Group Equity Funds IV, or any of them.

13.           Final Tax Returns and Forms 1099 of the Acquired Fund

(a)           After the Closing, Delaware Group Equity Funds IV shall or shall cause its agents to prepare any federal, state or local Tax returns, including any Forms 1099, required to be filed by Delaware Group Equity Funds IV with respect to the Acquired Fund’s final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall further cause such Tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities.

(b)           Notwithstanding the provisions of Section 1 hereof, any expenses incurred by Delaware Group Equity Funds IV or the Acquired Fund (other than for payment of Taxes) in connection with the preparation and filing of said Tax returns and Forms 1099 after the Closing, shall be borne by the Acquired Fund to the extent such expenses have been or should have been accrued by the Acquired Fund in the ordinary course without regard to the Reorganization contemplated by this Agreement; any excess expenses shall be borne by Delaware Management Company, a series of Delaware Management Business Trust, at the time such Tax returns and Forms 1099 are prepared.

14.           Cooperation and Exchange of Information; Reporting Responsibility

(a)           Delaware Group Adviser Funds and Delaware Group Equity Funds IV will provide each other and their respective representatives with such cooperation, assistance and information as either of them reasonably may request of the other in filing any Tax returns, amended return or claim for refund, determining a liability for Taxes, or in determining the financial reporting of any tax position, or a right to a refund of Taxes or participating in or conducting any audit or other proceeding in respect of Taxes.  Each party or their respective agents will retain for a period of six (6) years following the Closing all returns, schedules and work papers and all material records or other documents relating to Tax matters and financial reporting of tax positions of the Acquired Fund and Acquiring Fund for its taxable period first ending after the Closing and for all prior taxable periods.

(b)           Any reporting responsibility of the Acquired Fund is and shall remain the responsibility of the Acquired Fund, up to and including the Closing Date, and such later date on which the Acquired Fund is terminated including, without limitation, responsibility for (i) preparing and filing tax returns relating to tax periods ending on or prior to the Closing Date (whether due before or after the Closing); and (ii)  preparing and filing other documents with the SEC, any state securities commission, and any Federal, state or local tax authorities or any other relevant regulatory authority, except as otherwise is mutually agreed by the parties.

15.	Entire Agreement and Amendments

This Agreement embodies the entire Agreement between the parties and there are no agreements, understandings, restrictions, or warranties between the parties other than those set forth herein or herein provided for.  This Agreement may be amended only by mutual consent of the parties in writing.  Neither this Agreement nor any interest herein may be assigned without the prior written consent of the other party.

16.	Counterparts

This Agreement may be executed in any number of counterparts, each of which shall be deemed to be an original, but all such counterparts together shall constitute but one instrument.

17.           Notices

Any notice, report, or demand required or permitted by any provision of this Agreement shall be in writing and shall be deemed to have been given if delivered or mailed, first class postage prepaid, addressed to Delaware Group Equity Funds IV or Delaware Group Adviser Funds at 2005 Market Street, Philadelphia, PA  19103, Attention: Secretary.

               18.           Governing Law

This Agreement shall be governed by and carried out in accordance with the laws of the State of Delaware.

19.           Effect of Facsimile Signature

A facsimile signature of an authorized officer of a party hereto on this Agreement and/or any transfer document shall have the same effect as if executed in the original by such officer.

IN WITNESS WHEREOF, Delaware Group Equity Funds IV and Delaware Group Adviser Funds have each caused this Agreement and Plan of Reorganization to be executed on its behalf by its duly authorized officers, all as of the day and year first-above written.

Delaware Group Equity Funds IV, on behalf of the Delaware Global Real Estate Securities Fund

By: ___________________________________
Name:
Title:

Delaware Group Adviser Funds, on behalf of the Delaware Global Real Estate Opportunities Fund

By:___________________________________
Name:
Title:

Solely for Purposes of Sections 10 and 13(b)
Delaware Management Company, a Series of Delaware Management Business Trust

By: ___________________________________
Name:
Title:

EXHIBIT B

PRINCIPAL HOLDERS OF SHARES

As of [July 30], 2012, management believes the following accounts held 5% or more of the outstanding shares of the Funds.  Management does not have knowledge of beneficial owners.

[TO BE INSERTED]

B-1

DELAWARE GROUP ADVISER FUNDS
2005 Market Street
Philadelphia, PA  19103-7094
(800) 231-0002

STATEMENT OF ADDITIONAL INFORMATION

Acquisition of the Assets and Liabilities of:

DELAWARE GLOBAL REAL ESTATE SECURITIES FUND
a series of Delaware Group Equity Funds IV
2005 Market Street
Philadelphia, PA  19103-7094

By and in exchange for Shares of

DELAWARE GLOBAL REAL ESTATE OPPORTUNITIES FUND
a series of Delaware Group Adviser Funds
2005 Market Street
Philadelphia, PA  19103-7094

[_____], 2012

This Statement of Additional Information (“SAI”), which is not a prospectus, supplements and should be read in conjunction with the Information Statement/Prospectus dated [_____], 2012 relating specifically to the reorganization of the Delaware Global Real Estate Securities Fund into the Delaware Global Real Estate Opportunities Fund.  Copies of the Information Statement/Prospectus may be obtained at no charge by calling (800) 523-1918 or by writing to Delaware Group Adviser Funds at Attention: Account Services, P.O. Box 9876, Providence, RI 02940-8076 by regular mail or 4400 Computer Drive, Westborough, MA 01581-1722 by overnight courier service.

Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Information Statement/Prospectus.  The reorganization will occur in accordance with the terms of the Agreement and Plan of Reorganization.

Table of Contents

Page
General Information	1
Incorporation by Reference	1
Pro Forma Financial Statements	1

i

GENERAL INFORMATION

This SAI and the Information Statement/Prospectus are related to the acquisition of all of the assets of the Delaware Global Real Estate Securities Fund (the “Target Fund”), a series of Delaware Group Equity Funds IV, by the Delaware Global Real Estate Opportunities Fund (the “Acquiring Fund”), a series of Delaware Group Adviser Funds, and the assumption by the Acquiring Fund of the liabilities of the Target Fund.  On the Closing Date, the Target Fund will distribute shares of the Acquiring Fund to each of its shareholders in an amount equal in value to the shareholder’s shares in the Target Fund as of the last business day prior to the Closing Date in complete liquidation of the Target Fund (collectively, the “Reorganization”).

INCORPORATION BY REFERENCE

This SAI incorporates by reference the following documents:

1.      Statement of Additional Information dated January 28, 2012 with respect to the Target Fund, as supplemented to date (previously filed on EDGAR, Accession No. 0001206774-12-000374).

2.      The audited financial statements and related report of the independent public accounting firm included in the Target Fund’s Annual Report to Shareholders for the fiscal year ended September 30, 2011 (previously filed on EDGAR, Accession No. 0001206774-11-002715).

3.      The unaudited financial statements included in the Target Fund’s Semi-Annual Report to Shareholders for the fiscal period ended March 31, 2012 (previously filed on EDGAR, Accession No. 0001206774-12-002656).

4.      Statement of Additional Information dated [________], 2012 with respect to the Acquiring Fund (previously filed on EDGAR, Accession No. [________]).

5.      The audited financial statements and related report of the independent public accounting firm included in The Global Real Estate Securities Portfolio’s (the predecessor fund to the Acquiring Fund) Annual Report to Shareholders for the fiscal year ended October 31, 2011 (previously filed on EDGAR, Accession No. 0001206774-12-000047).

6.      The unaudited financial statements included in The Global Real Estate Securities Portfolio’s (the predecessor fund to the Acquiring Fund) Semi-Annual Report to Shareholders for the fiscal period ended April 30, 2012 (previously filed on EDGAR, Accession No. 0001206774-12-002883).

PRO FORMA FINANCIAL STATEMENTS

The unaudited pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the Reorganization had been consummated. These pro forma numbers have been estimated in good faith based on information regarding the Funds, for the twelve-month period ended [ April 30, 2012]. The unaudited pro forma financial information should be read in conjunction with the historical financial statements of the Funds, which are available in their respective Annual and Semi-Annual Shareholder Reports.

1

Delaware Global Real Estate Opportunities Fund
Pro Forma Portfolio of Investments(A)
As of April 30, 2012 (Unaudited)	% of Total Investments
	Delaware Global Real Estate Securities Fund			Delaware Global Real Estate Opportunities Fund		Delaware Global Real Estate Opportunities Fund
	(Pro Forma					Pro Forma Combined
	Combined)	Number of Shares/Principal Amount	Value (U.S. $)	Number of Shares/Principal Amount	Value (U.S. $)	Number of Shares/Principal Amount	Value (U.S. $)

∆Common Stock	92.09%
Australia	7.55%
†Centro Retail Australia		6,344	$12,228	131,591	$253,644	137,935	$ 265,872
CFS Retail Property Trust		13,157	26,388	265,192	531,884	278,349	558,272
Dexus Property Group		30,650	29,859	668,551	651,287	699,201	681,146
Goodman Group		3,336	12,513	68,341	256,336	71,677	268,849
GPT Group		9,595	32,690	201,581	686,789	211,176	719,479
=@†GPT Group-In Specie		39,900	-	1,337,300	-	1,377,200	-
Investa Office Fund		6,589	18,742	149,027	423,890	155,616	442,632
Westfield Group		4,735	45,584	129,656	1,248,219	134,391	1,293,803
			178,004		4,052,049	3,065,545	4,230,053
Belgium	0.67%
*Cofinimmo		143	17,275	2,980	359,988	3,123	377,263
			17,275		359,988		377,263
Canada	5.13%
Boardwalk Real Estate Investment Trust		732	43,584	15,526	924,409	16,258	967,993
*Canadian Real Estate Investment Trust		862	33,764	18,672	731,379	19,534	765,143
*First Capital Realty		1,170	21,771	24,897	463,282	26,067	485,053
*RioCan Real Estate Investment Trust		1,092	30,004	22,773	625,724	23,865	655,728
			129,123		2,744,794		2,873,917
China/Hong Kong	11.05%
*China Overseas Land & Investment		12,000	26,015	249,164	540,163	261,164	566,178
Hang Lung Properties		15,000	55,486	308,642	1,141,696	323,642	1,197,182
Hongkong Land Holdings		7,000	43,470	143,000	888,030	150,000	931,500
Link REIT		8,000	33,305	163,000	678,585	171,000	711,890
*Shimao Property Holdings		8,000	10,579	162,000	214,228	170,000	224,807
Sun Hung Kai Properties		6,830	82,398	125,735	1,516,860	132,565	1,599,258
Wharf Holdings		7,685	45,860	152,200	908,259	159,885	954,119
			297,113		5,887,821		6,184,934
France	2.43%
*Klepierre		1,074	34,009	17,115	541,972	18,189	575,981
Unibail-Rodamco		158	29,535	4,037	754,627	4,195	784,162
			63,544		1,296,599		1,360,143
Germany	1.12%
Alstria Office REIT		1,605	17104	32,199	343,144	33,804	360,248
Deutsche Wohnen		822	12,085	17,145	252,055	17,967	264,140
			29,189		595,199		624,388
Japan	9.13%
Japan Real Estate Investment		2	17,733	40	354,665	42	372,398
Kenedix Realty Investment		5	17,470	107	373,863	112	391,333
Mitsubishi Estate		4,370	77,932	90,772	1,618,777	95,142	1,696,709
Mitsui Fudosan		5,000	92,487	90,446	1,672,996	95,446	1,765,483
Nippon Building Fund		3	28,591	67	638,535	70	667,126
Sumitomo Realty & Development		0	-	9,000	216,857	9,000	216,857
			234,213		4,875,693		5,109,906
Netherlands	0.32%
Corio		191	8,549	3,848	172,234	4,039	180,783
			8,549		172,234		180,783
Singapore	4.39%
CapitaCommerical Trust		14,056	14,651	307,697	320,712	321,753	335,363
CapitaLand		17,000	40,383	353,145	838,885	370,145	879,268
†Global Logistic Properties		12,000	19,973	244,000	406,125	256,000	426,098
Mapletree Logistics Trust		17,000	13,461	359,760	284,866	376,760	298,327
Suntec Real Estate Investment Trust		22,000	23,286	467,000	494,300	489,000	517,586
			111,754		2,344,888		2,456,642
United Kingdom	5.06%
Big Yellow Group		3,187	15,333	68,347	328,819	71,534	344,152
British Land		3,438	27,310	73,217	581,614	76,655	608,924
Derwent London		681	19,255	14,641	413,978	15,322	433,233
Great Portland Estates		2,104	12,298	38,541	225,271	40,645	237,569
Hammerson		3,271	22,172	96,742	655,743	100,013	677,915
Shaftesbury		2,935	24,368	61,368	509,501	64,303	533,869
			120,736		2,714,926		2,835,662
United States	45.24%
Alexandria Real Estate Equities		175	13,111	3,578	268,064	3,753	281,175
Apartment Investment & Management		397	10,779	8,132	220,784	8,529	231,563
AvalonBay Communities		391	56,850	7,884	1,146,334	8,275	1,203,184
BioMed Realty Trust		502	9,950	10,543	208,962	11,045	218,912
Boston Properties		561	60,727	11,636	1,259,597	12,197	1,320,324
BRE Properties		476	24,990	9,863	517,808	10,339	542,798
Camden Property Trust		455	30,790	9,735	658,767	10,190	689,557
CBL & Associates Properties		330	6,148	6,851	127,634	7,181	133,782
Colonial Properties Trust		551	12,326	9,663	216,161	10,214	228,487
DDR		2,309	34,173	50,743	750,996	53,052	785,169
*Digital Realty Trust		219	16,445	4,558	342,260	4,777	358,705
Douglas Emmett		691	16,059	14,340	333,262	15,031	349,321
Duke Realty		1,167	17,283	24,870	368,325	26,037	385,608
EastGroup Properties		240	12,072	4,350	218,805	4,590	230,877
Education Realty Trust		2,065	23,273	41,611	468,956	43,676	492,229
Equity Lifestyle Properties		245	17,135	5,272	368,724	5,517	385,859
Equity Residential		762	46,817	15,810	971,366	16,572	1,018,183
Extra Space Storage		816	24,766	16,923	513,613	17,739	538,379
Federal Realty Investment Trust		217	21,843	4,581	461,123	4,798	482,966
General Growth Properties		771	13,724	16,983	302,297	17,754	316,021
HCP		915	37,927	19,861	823,238	20,776	861,165
Host Hotels & Resorts		3,260	54,246	68,024	1,131,919	71,284	1,186,165
Kimco Realty		802	15,567	20,962	406,872	21,764	422,439
Kite Realty Group Trust		1,359	6,944	29,658	151,552	31,017	158,496
LaSalle Hotel Properties		621	18,264	12,855	378,066	13,476	396,330
Lexington Realty Trust		1,233	10,974	25,750	229,175	26,983	240,149
Liberty Property Trust		355	12,940	7,547	275,088	7,902	288,028
Macerich		863	53,135	18,925	1,165,212	19,788	1,218,347
*National Retail Properties		586	16,045	12,736	348,712	13,322	364,757
ProLogis		1,191	42,614	24,870	889,849	26,061	932,463
PS Business Parks		250	17,063	5,282	360,497	5,532	377,560
Public Storage		333	47,706	6,971	998,665	7,304	1,046,371
Regency Centers		254	11,420	8,336	374,787	8,590	386,207
Simon Property Group		872	135,682	19,710	3,066,876	20,582	3,202,558
SL Green Realty		242	19,950	5,022	414,014	5,264	433,964
Starwood Hotels & Resorts Worldwide		108	6,394	2,279	134,917	2,387	141,311
†Strategic Hotel & Resorts		2,144	14,601	44,627	303,910	46,771	318,511
†Sunstone Hotel Investors		745	7,599	15,029	153,296	15,774	160,895
Taubman Centers		265	20,453	5,702	440,080	5,967	460,533
UDR		870	22,907	17,510	461,038	18,380	483,945
Ventas		1,011	59,436	20,971	1,232,885	21,982	1,292,321
Vornado Realty Trust		400	34,336	8,512	730,670	8,912	765,006
			1,135,464		24,195,156		25,330,620
Total Common Stock			2,324,964		49,239,347		51,564,311

Warrants	0.00%
=Nieuwe Steen Investments		517	-	12,954	-	13,471	-
Total Warrants			-		-		-

Short-Term Investments	2.90%
≠Discount Notes	0.75%
Federal Home Loan Bank		23,809	23,808	282,994	282,988	306,803	306,796
0.11% 5/25/12		8,714	8,713	103,576	103,566	112,290	112,279
0.115% 6/29/12			32,521		386,554		419,075

Repurchase Agreements	2.16%
Bank of America 0.17%, dated 4/30/12, to be
repurchased on 5/1/12, repurchase price $297,307
(collateralized by U.S. government obligations 2.25%-4.125%
1/31/15-5/15/15; market value $303,252)		22,415	22,415	274,891	274,891	297,306	297,306
BNP Paribas 0.17%, dated 4/30/12, to be
repurchased on 5/1/12, repurchase price $909,698
(collateralized by U.S. government obligations 0.00%-2.375%
7/2/12-10/31/16; market value $927,888)		68,585	68,585	841,109	841,109	909,694	909,694
			91,000		1,116,000		1,207,000
Total Short-Term Investments			123,521		1,502,554		1,626,075
Total Value of Securities Before Securities Lending Collateral			2,448,485		50,741,901		53,190,386

**Securities Lending Collateral	5.00%
Investment Companies
BNY Mellon SL DBT II Liquidating Fund			-	85,331	83,172	85,331	83,172
Delaware Investments Collateral Fund No.1			-	2,717,635	2,717,635	2,717,635	2,717,635
@†Mellon GSL Reinvestment Trust II			-	394,559	-	394,559	-
Total Securities Lending Collateral			-		2,800,807		2,800,807
Total Value of Securities©	100.00%		2,448,485		53,542,708		55,991,193

Total Investments at Cost			2,246,653		48,394,568		50,641,221

∆Securities have been classified by country of origin.
†Non income producing security.
=Security is being fair valued in accordance with the Fund’s fair valuation policy. At April 30, 2012, the aggregate amount of fair valued securities was $0, which represented 0.00% of the Fund’s net assets. See Note 1 in "Pro Forma Notes to Financial Statements."

@Illiquid security. At April 30, 2012, the aggregate amount of illiquid securities was $0, which represented 0.00% of the Fund’s net assets. See Note 10 in “Pro Forma Notes to Financial Statements."
*Fully or partially on loan.
≠The rate shown is the effective yield at the time of purchase.
**See Note 9 in “Pro Forma Notes to Sinancial Statements” for additional information on securities lending collateral.
©Includes $3,053,226 of securities loaned.

The following foreign currency exchange contracts were outstanding at April 30, 2012:1

Delaware Pooled® Trust – The Global Real Estate Securities Portfolio

Foreign Currency Exchange Contracts
					Unrealized
Counterparty		Contracts to Receive/Deliver	In Exchange For	Settlement Date	Appreciation/(Depreciation)
MNB		EUR (71,340)	USD 94,261	5/4/2012	($183)
MNB		GBP (9,016)	USD 14,630	5/1/2012	(3)
MNB		HKD (96,904)	USD 12,489	5/2/2012	(1)
					($187)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 8 in “Pro Forma Notes to Financial Statements.”

Summary of Abbreviations:
EUR – European Monetary Unit
GBP – British Pound Sterling
HKD – Hong Kong Dollar
MNB – Mellon National Bank
REIT – Real Estate Investment Trust
USD – United States Dollar

See accompanying Pro Forma Notes, which are an integral part of the financial statements.

Delaware Global Real Estate Opportunities Fund
PRO FORMA COMBINED
Statement of Assets and Liabilities
As of April 30, 2012
(Unaudited)

	Delaware Global Real Estate Securities Fund	Delaware Global Real Estate Opportunities Fund	Pro Forma Adjustments	Delaware Global Real Estate Opportunites Fund Pro Forma Combined
Assets

Investments, at value	$ 2,324,964	$ 49,239,347	$ -	$ 51,564,311
Short-term investments, at value	123,521	1,502,554		1,626,075
Short-term investments held as collateral for loaned securities	-	2,800,807		2,800,807
Cash	1,970	42,301		44,271
Foreign currencies, at value	988	11,986		12,975
Receivable for securities sold	46,266	1,009,123		1,055,389
Receivable for fund shares sold	1,097	142,224		143,321
Dividends, interest and securities lending income receivable	6,963	141,604		148,567
Total Assets	2,505,770	54,889,946	-	57,395,716

Liabilities
Foreign currency exchange contracts, at value	-	187		187
Payable for securities purchased	11,581	224,841		236,422
Obligation to return securities lending collateral		3,197,525		3,197,525
Payable for fund shares purchased		57,229		57,229
Accrued expenses and other liabilities	40,419	44,227		84,646
Total Liabilities	52,000	3,524,010	-	3,576,009
Total Net Assets	$ 2,453,770	$ 51,365,936	$ -	$ 53,819,706

Investments, at cost	$ 2,246,653	$ 48,394,568	$ -	$ 50,641,221
Foreign currencies, at cost	$ 988	$ 42,246		$ 43,234

Analysis of Net Assets

Shares of beneficial interest (unlimited authorization - no par)	$ 3,403,387	$ 156,391,684	$ -	$ 159,795,071
Accumulated net investment loss	(26,964)	(240,729)		(267,693)
Accumulated net realized loss on investments	(1,124,882)	(109,934,605)		(111,059,487)
Net unrealized appreciation/depreciation of investments and derivatives	202,229	5,149,586		5,351,815
Total Net Assets	$ 2,453,770	$ 51,365,936	$ -	$ 53,819,706

Shares Outstanding	425,440	9,011,814	5,139	9,442,393

Class A Shares	46,859	1,507	621	48,987
Class C Shares	4,185	-	42	4,227
Class R Shares	1,075	-	13	1,088
Institutional Shares	373,321	9,010,307	4,463	9,388,091

Net Assets:

Class A Shares	$ 270,169	8,578		$ 278,747
Class C Shares	24,046			24,046
Class R Shares	6,189			6,189
Institutional Shares	2,153,366	51,357,358		53,510,724

Net asset value per share:

Class A Shares	$5.77	$5.69		$5.69
Class C Shares	$5.75			$5.69
Class R Shares	$5.76			$5.69
Institutional Shares	$5.77	$5.70		$5.70

Offering price per share:

Class A Shares	$6.12	$6.04		$6.04

See accompanying Pro Forma Notes, which are an integral part of the financial statements.

Delaware Global Real Estate Opportunities Fund
PRO FORMA COMBINED
Statement of Operations
For the Twelve Months Ended April 30, 2012
(Unaudited)

	Delaware Global Real Estate Securities Fund	Delaware Global Real Estate Opportunities Fund	Pro Forma Adjustments		Delaware Global Real Estate Opportunities Fund Pro Forma Combined

Investment Income:
Dividends	$ 72,426	$ 1,764,624	$ -		$ 1,837,050
Interest	209	9,677			9,886
Securities lending income	-	29,208			29,208
Foreign tax withheld	(3,786)	(96,263)			(100,049)
Total investment income	68,850	1,707,246	-		1,776,096

Expenses:
Management fees	22,201	507,300			529,501
Distribution expenses - Class A	685	20	(114)	A	591
Distribution expenses - Class C	259	-			259
Distribution expenses - Class R	34	-			34
Dividend disbursing and transfer agent fees and expenses	6,231	22,495	(4,914)	B	23,812
Accounting and administration expenses	882	20,105			20,987
Reports and statements to shareholders	24,244	25,595	(24,244)	B	25,595
Registration fees	68,795	57,050	(68,795)	B	57,050
Legal fees	6,875	5,198	(6,875)	B	5,198
Audit and tax	12,055	14,777	(10,500)	B	16,332
Trustees' fees	119	2,707			2,826
Custodian fees	12,891	27,091	(12,389)	B	27,593
Insurance fees	31	652			683
Dues and services	8,488	8,661	(8,479)	B	8,670
Consulting fees	26	475			501
Pricing fees	2,946	2,997	(2,946)	B	2,997
Trustees' expenses	14	179			193
	166,776	695,302	(139,256)		722,822
Less expenses absorbed or waived	(140,305)	(106,864)	139,142	B	(108,027)
Less expenses paid directly		-			-
Less waived distribution expenses - Class A	(114)	-	114	C	-
Less waived distribution expenses - Class R	(6)	-			(6)
Total expenses	26,351	588,438	-		614,789

Net Investment Income	42,499	1,118,808	-		1,161,307

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(37,869)	2,367,644	-		2,329,775
Foreign currencies	(539)	(33,639)
Foreign currency exchange contracts	(6,396)	(118,246)
Net change in unrealized appreciation/(depreciation)	497,599	3,504,370	-		4,001,969
Net Realized and Unrealized Gain (Loss)	452,795	5,720,129	-		6,331,744

Net Increase in Net Assets Resulting from Operations	$ 495,293	$ 6,838,937	$ -		$ 7,493,051

A Decrease to reflect the post-merger distribution and services fee (12b-1) agreement of the Acquiring Fund.
B Decrease to reflect appropriate expense levels by merging the Funds.
C Increase to reflect the post-merger distribution and services fee (12b-1) agreement of the Acquiring Fund.

See accompanying Pro Forma Notes, which are an integral part of the financial statements.

Delaware Global Real Estate Opportunities Fund
Pro Forma Notes to Financial Statements
April 30, 2012 (Unaudited)

Delaware Group® Adviser Funds (Trust) is organized as a Delaware statutory trust and offers four series: Delaware Diversified Income Fund, Delaware Global Real Estate Opportunities Fund, Delaware International Bond Fund and Delaware U.S. Growth Fund. These financial statements and the related notes pertain to the Delaware Global Real Estate Opportunities Fund (the “Acquiring Fund”, formerly Delaware Pooled Trust – The Global Real Estate Securities Portfolio). The Trust is an open-end investment company. The Acquiring Fund is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Acquiring Fund is to seek maximum long-term total return through a combination of current income and capital appreciation.

1.  Basis of Pro forma Presentation
The accompanying pro forma financial statements are presented to show the effect of the acquisition of substantially all the assets of Delaware Global Real Estate Securities Fund (the “Target Fund” and, with the Acquiring Fund, the “Funds”) by the Acquiring Fund (such acquisition, the “Transaction”).

Under the terms of the Agreement and Plan of Reorganization relating to the Transaction, the Transaction will be accounted for by a method of accounting for tax-free mergers of investment companies.  The Transaction would be accomplished by an acquisition of substantially all of the assets of the Target Fund in exchange for common shares of the Acquiring Fund of equivalent aggregate net asset value.

The pro forma statement of assets and liabilities and the pro forma portfolio of investments are calculated as if the Transaction had taken place as of May 1, 2012, and the pro forma statement of operations is calculated for the twelve months ended April 30, 2012 as if the Transaction had occurred at the beginning of such period.  The holdings of the Target Fund comply with the investment restrictions and guidelines of the Acquiring Fund.

The accompanying pro forma financial statements should be read in conjunction with the financial statements of Target Fund included in its semi-annual report dated March 31, 2012 and the Delaware Pooled Trust - The Global Real Estate Securities Portfolio’s annual report dated October 31, 2011, Delaware Pooled Trust – The Global Real Estate Securities Portfolio’s semi-annual report dated April 30, 2012 or Statement of Additional Information dated February 29, 2012, as supplemented.

Following the Transaction, the Acquiring Fund will be the surviving entity for legal, fund accounting and performance purposes.

2. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by each Fund.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Acquiring Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Acquiring Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Acquiring Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Acquiring Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Acquiring Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal

Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Acquiring Fund evaluates tax positions taken or expected to be taken in the course of preparing the Acquiring Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Acquiring Fund’s tax positions taken on federal income tax returns for all open tax years (October 31, 2008–October 31, 2011), and has concluded that no provision for federal income tax is required in the Acquiring Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Acquiring Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Acquiring Fund may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Acquiring Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on April 30, 2012.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Acquiring Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Acquiring Fund generally does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Acquiring Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Acquiring Fund are charged directly to the Acquiring Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Acquiring Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Acquiring Fund’s understanding of the applicable country’s tax rules and rates. The Acquiring Fund declares and pays dividends from net investment income and distributions from net realized gains on investments, if any, annually. Dividends and distributions, if any, are recorded on ex-dividend date. The Acquiring Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes.

The Acquiring Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.”

The Acquiring Fund may receive earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.”

3. Additional Valuation Information
U.S. GAAP defines fair value as the price that the Acquiring Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Acquiring Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 – inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Acquiring Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of April 30, 2012:

	Level 1	Level 2	Level 3	Total
Common Stock	$2,324,964	$ -	$-	$2,324,964
Short-Term Investments		123.521		123,521
Securities Lending Collateral	-	-	-	-
Total	$2,324,964	$123,521		$$2,448,485

Foreign Currency Exchange Contracts	$-	$-	$-	$-

Acquiring Fund
	Level 1	Level 2	Level 3	Total
Common Stock	$49,239,347	$-	$-	$49,239,347
Short-Term Investments	-	1,502,554	-	1,502,554
Securities Lending Collateral	-	2,800,807	-	2.800.807
Total	$49,239,347	$4,303,361		$$53,542,708

Foreign Currency Exchange Contracts	$-	$(187)	$-	$(187)

Acquiring Fund Pro Forma Combining
	Level 1	Level 2	Level 3	Total
Common Stock	$51,564,311	$-	$-	$51,564,311
Short-Term Investments	-	1,626,075	-	1,626,075
Securities Lending Collateral	-	2,800,807	-	2.800.807
Total	$51,564,311	$4,426,882		$$55,991,193

Foreign Currency Exchange Contracts	$-	$(187)	$-	$(187)

The value of level 3 investments was zero at the beginning and end of the period and there was no change in unrealized appreciation/depreciation.

During the twelve months ended April 30, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. International Fair Value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded in accordance with the Fair Valuation Procedures described in Note 1, causing a change in classification between levels.  The Acquiring Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

In May 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures.  ASU No. 2011-04 requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, iii) quantitative information about significant unobservable inputs used, iv) a description of the valuation processes used by the reporting entity and v) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011. Management is currently evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

4. Allocation of Transaction Costs
Delaware Management Company (“DMC”) a series of Delaware Management Business Trust, will bear all costs of the Reorganization, including legal and information statement-related costs,

5. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, each Fund pays DMC, the Funds’ investment manager, an annual fee which is calculated daily at the rate of 0.99% on the first $100 million of average daily net assets of the Fund, 0.90% on the next $150 million, and 0.80% on average daily net assets in excess of $250 million.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Acquiring Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses and certain other expenses) do not exceed 1.15% of average daily net assets of the Acquiring Fund through September 28, 2013. For purposes of this waiver and reimbursement, non-routine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Acquiring Fund’s Board and DMC. This expense waiver applies only to expenses paid directly by the Fund. This expense waiver and reimbursement may only be terminated by agreement of the manager and the Acquiring Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, each Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments® Family of Funds on a relative net asset value basis.

DSC also provides dividend disbursing and transfer agency services. Prior to July 18, 2011, the Funds paid DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.  Effective July 18, 2011, each Fund pays DSC a monthly asset-based fee for these services.

Pursuant to a distribution agreement and distribution plan, the Funds pay DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.25% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class C shares and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to limit the Class R shares’ 12b-1 fees from exceeding 0.50%, of average daily net assets through September 28, 2013.

Trustees’ fees include expenses accrued by the Funds for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.

7. Line of Credit
The Acquiring Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $100,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. The line of credit under the agreement expired on November 15, 2011.

On November 15, 2011, the Fund, along with the other Participants, entered into an amendment to the agreement for a $125,000,000 revolving line of credit. The agreement is to be used as described above and operates in substantially the same manner as the original agreement. The agreement expires on November 13, 2012. The Acquiring Fund had no amounts outstanding as of April 30, 2012 or at any time during the period then ended.

8. Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts – The Acquiring Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Acquiring Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Acquiring Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Acquiring Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Acquiring Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Acquiring Fund and the counterparty and by the posting of collateral by the counterparty to the Acquiring Fund to cover the Acquiring Fund’s exposure to the counterparty.

9. Securities Lending
The Acquiring Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with the Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and are subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Acquiring Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

At April 30, 2012, the value of securities on loan was $3,053,226, for which cash collateral was received and invested in accordance with the Lending Agreement. At April 30, 2012, the value of invested collateral was $2,800,807. These investments are presented on the pro forma portfolio of investments under the caption “Securities Lending Collateral”.

10. Credit and Market Risk
Some countries in which the Acquiring Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Acquiring Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Acquiring Fund.

The Acquiring Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Acquiring Fund concentrates its investments in the real estate industry and is subject to the risks associated with that industry. If the Portfolio holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Acquiring Fund is also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

The Acquiring Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Acquiring Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Acquiring Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Acquiring Fund’s 15% limit on investments in illiquid securities. As of April 30, 2012 there were no Rule 144A securities.  Illiquid securities have been identified on the pro forma portfolio of investments.

11. Contractual Obligations
The Acquiring Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Acquiring Fund’s maximum exposure under these arrangements is unknown. However, the Acquiring Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Acquiring Fund’s existing contracts and expects the risk of loss to be remote.

12. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to April 30, 2012 that would require recognition or disclosure in the Acquiring Fund’s financial statements.

PART C
(Delaware Group® Adviser Funds)
N-14

OTHER INFORMATION

Item 15.
Indemnification.  Article VII, Section 2 (November 15, 2006) to the Agreement and Declaration of Trust incorporated into this filing by reference the Registration Statement on Form N-14 (File No. 333-146274) filed September 24, 2007. Article VI of the Amended and Restated By-Laws (November 16, 2006) incorporated into this filing by reference to the Registration Statement on Form N-14 (File No. 333-146274) filed September 24, 2007.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “1933 Act) may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the provisions described in response to Item 15, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.	Exhibits. The following exhibits are incorporated by reference to the Registrant’s previously filed registration statements on Form N-1A indicated below, except as noted:

(1)	Copies of the charter of the Registrant as now in effect;

(a)	Executed Agreement and Declaration of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 12 filed November 22, 1999.

(i)
Executed Certificate of Amendment (November 15, 2006) to the Agreement and Declaration of Trust incorporated into this filing by reference to the Registration Statement on Form N-14 (File No. 333-146274) filed September 24, 2007.

(ii)	Executed Certificate of Amendment (February 26, 2009) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 29 filed December 30, 2009.

(iii)	Executed Certificate of Amendment (August 18, 2009) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 29 filed December 30, 2009.

(b)	Executed Certificate of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 12 filed November 22, 1999.

(2)	Copies of the existing bylaws or corresponding instruments of the Registrant;

(a)	Amended and Restated By-Laws (November 16, 2006) incorporated into this filing by reference to the Registration Statement on Form N-14 (File No. 333-146274) filed September 24, 2007.

(3)	Copies of any voting trust agreement affecting more than 5 percent of any class of equity securities of the Registrant;

Not applicable.

(4)	Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

(a)
Form of Agreement and Plan of Reorganization by the Registrant, on behalf of its series, Delaware Global Real Estate Opportunities Fund, and Delaware Group Equity Funds IV, on behalf of its series, Delaware Global Real Estate Securities Fund, is filed herewith as Exhibit A to the Information Statement/Prospectus.

(5)
Copies of all instruments defining the rights of holders of the securities being registered, including copies, where applicable, of the relevant portion of the articles of incorporation or by-laws of the Registrant;

(a)
Agreement and Declaration of Trust. Articles III, IV, V and VI of the Agreement and Declaration of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 12 filed November 22, 1999.

(b)
By-Laws.  Article II of the Amended and Restated By-Laws (November 16, 2006) incorporated into this filing by reference to the Registration Statement on Form N-14 (File No. 333-146274) filed September 24, 2007.

(6)	Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

(a)
Executed Investment Management Agreement (January 4, 2010) between Delaware Management Company (a series of Delaware Management Business Trust) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 30 filed February 26, 2010.

(i)
Executed Amendment No. 1 (March 31, 2011) to Exhibit A of the Investment Management Agreement between Delaware Management Company (a series of Delaware Management Business Trust) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 40 filed February 28, 2012.

(b)
Executed Investment Advisory Expense Limitation Letter (February 28, 2012) between Delaware Management Company (a series of Delaware Management Business Trust) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 40 filed February 28, 2012.

(7)	Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

(a)	Distribution Agreements.

(i)
Executed Amended and Restated Distribution Agreement (January 4, 2010) between Delaware Distributors, L.P. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 31 filed January 14, 2011.

(ii)
Executed Amendment No. 1 (July 28, 2011) to Schedule 1 of the Amended and Restated Distribution Agreement incorporated into this filing by reference to Post-Effective Amendment No. 40 filed February 28, 2012.

(iii)
Executed Distribution Expense Limitation Letter (February 28, 2012) between Delaware Distributors, L.P. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 40 filed February 28, 2012.

(b)	Form of Dealer's Agreement incorporated into this filing by reference to Post-Effective Amendment No. 40 filed February 28, 2012.

(c)	Form of Registered Investment Advisers Agreement incorporated into this filing by reference to Post-Effective Amendment No. 40 filed February 28, 2012.

(d)	Form of Bank/Trust Agreement incorporated into this filing by reference to Post-Effective Amendment No. 40 filed February 28, 2012.

(8)
Copies of all bonus, profit sharing, pension or other similar contracts or arrangements wholly or partly for the benefit of directors or officers of the Registrant in their capacity as such.  Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

Not applicable.

(9)
Copies of all custodian agreements and depository contracts under Section 17(f) of the Investment Company Act of 1940, as amended (the “1940 Act”), for securities and similar investments of the Registrant, including the schedule of remuneration;

(a)
Executed Mutual Fund Custody and Services Agreement (July 20, 2007) between The Bank of New York Mellon (formerly, Mellon Bank, N.A.) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 28 filed February 27, 2009.

(b)
Executed Securities Lending Authorization Agreement (July 20, 2007) between The Bank of New York Mellon (formerly, Mellon Bank, N.A.) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 (File No. 333-146274) filed February 20, 2008.

(i)	Executed Amendment (September 22, 2009) to the Securities Lending Authorization Agreement incorporated into this filing by reference to Post-Effective Amendment No. 32 filed February 28, 2011.

(ii)	Executed Amendment No. 2 (January 1, 2010) to the Securities Lending Authorization Agreement incorporated into this filing by reference to Post-Effective Amendment No. 30 filed February 26, 2010.

(10)
Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant’s trustees describing any action taken to revoke the plan;

(a)	Plan under Rule 12b-1 for Class A (April 19, 2001) incorporated into this filing by reference to Post-Effective Amendment No. 17 filed December 28, 2001.

(b)	Plan under Rule 12b-1 for Class B (April 19, 2001) incorporated into this filing by reference to Post-Effective Amendment No. 17 filed December 28, 2001.

(c)	Plan under Rule 12b-1 for Class C (April 19, 2001) incorporated into this filing by reference to Post-Effective Amendment No. 17 filed December 28, 2001.

(d)	Plan under Rule 12b-1 for Class R (May 15, 2003) incorporated into this filing by reference to Post-Effective Amendment No. 25 filed February 22, 2006.

(e)	Plan under Rule 18f-3 (February 18, 2010) incorporated into this filing by reference to Post-Effective Amendment No. 30 filed February 26, 2010.

(i)	Appendix A (July 27, 2012) to Plan under Rule 18f-3 attached as Exhibit No. EX-99.10.e.i.

(11)	An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and nonassessable;

(a)	Opinion and Consent of Counsel (August 2012) relating to the Registrant attached as Exhibit No. EX-99.11.a.

(12)
An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

(a)	Form of Opinion and Consent of Counsel regarding tax matters attached as Exhibit No. EX-99.12.a.

(13)	Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

(a)
Executed Shareholder Services Agreement (April 19, 2001) between Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 17 filed December 28, 2001.

(i)	Executed Amendment (July 18, 2011) to Schedule A to the Shareholder Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 40 filed February 28, 2012.

(ii)	Executed Schedule B (July 18, 2011) to the Shareholder Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 40 filed February 28, 2012.

(iii)	Executed Letter Amendment (August 23, 2002) to the Shareholder Services Agreement incorporated into this filing by reference to Form N-14 (File No. 333-109743) filed October 16, 2003.

(b)
Executed Fund Accounting and Financial Administration Services Agreement (October 1, 2007) between The Bank of New York Mellon (formerly, Mellon Bank, N.A.) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 (File No. 333-146274) filed February 20, 2008.

(c)
Executed Fund Accounting and Financial Administration Oversight Agreement (January 4, 2010) between Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 31 filed January 14, 2011.

(i)
Amendment No. 2 (January 31, 2011) to Schedule A of the Fund Accounting and Financial Administration Oversight Agreement incorporated into this filing by reference to Post-Effective Amendment No. 32 filed February 28, 2011.

(14)	Copies of any other opinions, appraisals or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the 1933 Act;

(a)	Consent of Independent Registered Public Accounting Firm (August 2012) attached as Exhibit No. EX-99.14.a.

(15)	All financial statements omitted pursuant to Item 14(a)(1);

                                                Not applicable.

(16)	Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and

(a)	Powers of Attorney (May 23, 2012) attached as Exhibit No. EX-99.16.a.

(17)	Any additional exhibits which the Registrant may wish to file.

(1)	Code of Ethics for the Delaware Investments’ Family of Funds (December 1, 2011) incorporated into this filing by reference to Post-Effective Amendment No. 42 filed May 25, 2012.

(2)
Code of Ethics for Delaware Investments (Delaware Management Company, a series of Delaware Management Business Trust, and Delaware Distributors, L.P.) (December 1, 2011) incorporated into this filing by reference to Post-Effective Amendment No. 42 filed May 25, 2012.

Item 17.                  Undertakings.

(1)
The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)
The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)
The undersigned Registrant agrees to file by Post-Effective Amendment the opinion and consent of counsel regarding the tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinion.

SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of Philadelphia and Commonwealth of Pennsylvania on the 10th day of August, 2012.

DELAWARE GROUP ADVISER FUNDS

By:                         /s/ Richard Salus
                               Richard Salus
      Senior Vice President/Chief Financial Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

Patrick P. Coyne * Patrick P. Coyne	Chairman/President/Chief Executive Officer (Principal Executive Officer) and Trustee	August 10, 2012

Thomas L. Bennett * Thomas L. Bennett	Trustee	August 10, 2012

John A. Fry * John A. Fry	Trustee	August 10, 2012

Anthony D. Knerr * Anthony D. Knerr	Trustee	August 10, 2012

Lucinda S. Landreth * Lucinda S. Landreth	Trustee	August 10, 2012

Ann R. Leven * Ann R. Leven	Trustee	August 10, 2012

Frances A. Sevilla-Sacasa * Frances A. Sevilla-Sacasa	Trustee	August 10, 2012

Janet L. Yeomans * Janet L. Yeomans	Trustee	August 10, 2012

J. Richard Zecher * J. Richard Zecher	Trustee	August 10, 2012

/s/ Richard Salus Richard Salus	Senior Vice President/Chief Financial Officer (Principal Financial Officer)	August 10, 2012

*By: /s/ Richard Salus Richard Salus as Attorney-in-Fact for each of the persons indicated (Pursuant to Powers of Attorney filed herewith)

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

EXHIBITS

TO

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

INDEX TO EXHIBITS
(Delaware Group® Adviser Funds N-14)

Exhibit No.             Exhibit

EX-99.10.e.i           Appendix A (July 27, 2012) to Plan under Rule 18f-3

EX-99.11.a	Opinion and Consent of Counsel (August 2012) relating to the Registrant

EX-99.12.a	Form of Opinion and Consent of Counsel with respect to certain tax consequences relating to the Agreement and Plan of Reorganization

EX-99.14.a	Consent of Independent Registered Public Accounting Firm (August 2012)

EX-99.16.a            Powers of Attorney (May 23, 2012)